Quarterly Holdings Report
for
Fidelity® Municipal Income Fund
March 31, 2025
HIY-NPRT1-0525
1.815010.120
Municipal Securities - 97.1%
	Principal Amount (a)	Value ($)
Alabama - 3.1%
Education - 0.2%
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.25% 10/1/2039	1,445,000	1,516,855
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2049	1,735,000	1,798,242
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2049	1,510,000	1,565,041
University South AL Univ Rev Series 2024 A, 5% 4/1/2049 (Build America Mutual Assurance Co Insured)	5,750,000	6,000,678
		10,880,816
General Obligations - 2.9%
Black Belt Energy Gas District Series 2022 E, 5% tender 5/1/2053 (Canadian Imperial Bank of Commerce/New York NY Guaranteed) (b)	8,020,000	8,293,853
Black Belt Energy Gas District Series 2024A, 5.25% tender 5/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	6,900,000	7,379,168
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2029 (Morgan Stanley Guaranteed)	1,475,000	1,479,218
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2030 (Morgan Stanley Guaranteed)	1,115,000	1,116,945
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2031 (Morgan Stanley Guaranteed)	975,000	969,130
Southeast Energy Auth Commodity Supply Rev Ala 4% tender 12/1/2051 (Morgan Stanley Guaranteed) (b)	23,655,000	23,447,390
Southeast Energy Auth Coop Dist Ala Commodity Supply Rev Series 2023 B, 5% tender 1/1/2054 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	17,760,000	18,666,454
Southeast Energy Authority A Cooperative District 5% tender 5/1/2055 (Royal Bank of Canada Guaranteed) (b)	11,040,000	11,680,234
Southeast Energy Authority A Cooperative District 5.25% tender 3/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	21,055,000	22,097,983
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 11/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	32,675,000	34,737,917
		129,868,292
TOTAL ALABAMA		140,749,108
Arizona - 1.8%
Education - 0.1%
Arizona Indl Dev Auth Rev (Provident Group Emu Properties LLC Proj.) Series 2018, 5% (c)	910,000	452,725
Arizona Indl Dev Auth Rev (Provident Group Emu Properties LLC Proj.) Series 2018, 5% (c)	910,000	452,725
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2044	1,000,000	999,491
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2049	1,125,000	1,102,018
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2054	1,330,000	1,281,311
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2059	2,000,000	1,906,978
		6,195,248
Electric Utilities - 0.1%
Salt River Proj AZ Agric & Pwr Series 2023B, 5.25% 1/1/2053	5,885,000	6,295,579
General Obligations - 0.3%
Industrial Development Authority of the City of Phoenix Arizona/The (Guam Govt Proj.) Series 2014, 5.375% 2/1/2041	3,825,000	3,423,636
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	2,655,000	2,497,484
Salt Verde Finl Corp Gas Rev AZ 5.5% 12/1/2029 (Citigroup Inc Guaranteed)	7,370,000	7,869,129
		13,790,249
Health Care - 0.5%
Arizona Health Facs Auth Rev (Banner Health System Proj.) Series 2007B, S&P Muni 7 Day High Grade Rate Index + 0.81%, 4.48% tender 1/1/2037 (b)(d)	2,465,000	2,379,855
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2030	1,300,000	1,405,136
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2031	1,250,000	1,362,540
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2032	1,250,000	1,372,095
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2038	235,000	228,701
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2048	295,000	264,727
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2017 D, 3% 1/1/2048	5,970,000	4,487,105
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 E, 3% 1/1/2049	3,535,000	2,616,913
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 5.75% 1/1/2036 (e)	2,140,000	1,955,360
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 6% 1/1/2048 (e)	5,260,000	4,345,100
		20,417,532
Housing - 0.0%
Arizona Indl Dev Auth Rev (Lihtc Cert 2019-2 Proj.) Series 2 Class A, 3.625% 5/20/2033	2,357,142	2,216,829
Industrial Development - 0.1%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(f)	4,580,000	4,691,281
Special Tax - 0.1%
Glendale AZ (Glendale AZ Excise Tax Proj.) 5% 7/1/2030	2,080,000	2,166,627
Glendale AZ (Glendale AZ Excise Tax Proj.) 5% 7/1/2031	3,105,000	3,231,566
		5,398,193
Transportation - 0.6%
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) 5% 7/1/2045	6,100,000	6,257,979
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2029	2,070,000	2,160,232
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2036 (f)	1,450,000	1,476,284
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2037 (f)	1,075,000	1,092,617
Phoenix AZ Cvc Imp Crp Apr Rev Series A, 5% 7/1/2033 (f)	910,000	931,135
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2033	2,900,000	2,992,623
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2036	3,310,000	3,401,541
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2037	2,070,000	2,124,055
		20,436,466
TOTAL ARIZONA		79,441,377
Arkansas - 0.0%
Health Care - 0.0%
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2033	380,000	390,930
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2036	165,000	167,102
		558,032
TOTAL ARKANSAS		558,032
California - 5.3%
Education - 0.3%
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) Series 2018, 5% 5/15/2038	7,200,000	7,378,296
University CA Revs 3% 5/15/2051	6,765,000	5,194,404
		12,572,700
Escrowed/Pre-Refunded - 0.0%
Los Angeles CA Dept Arpts Rev 5% 5/15/2035 (Pre-refunded to 11/15/2031 at 100) (f)	90,000	97,688
General Obligations - 1.9%
Abc Calif Uni Sch Dist 0% 8/1/2028 (National Public Finance Guarantee Corporation Insured) (g)	3,250,000	2,918,415
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (b)	6,905,000	7,286,746
California Community Choice Financing Authority Series 2025A, 5% tender 1/1/2056 (Athene Annuity And Life Company Guaranteed) (b)	10,395,000	10,919,650
California St Pub Wks Brd Lse 5% 8/1/2031	1,365,000	1,514,616
California St Pub Wks Brd Lse 5% 8/1/2034	2,535,000	2,771,437
Folsom Cordova Calif Uni Sch Dist Sch Facs Impt Dist No 4 (Folsom-Cordova CA Sch Fac Impr Dist Proj.) Gen. Oblig. Series A, 0% 10/1/2031 (National Public Finance Guarantee Corporation Insured) (g)	1,520,000	1,213,492
Kern Calif Cmnty College Dist Gen. Oblig. 0% 11/1/2028 (Assured Guaranty Municipal Corp Insured) (g)	4,100,000	3,634,876
Kern Calif Cmnty College Dist Gen. Oblig. 0% 11/1/2030 (Assured Guaranty Municipal Corp Insured) (g)	4,140,000	3,399,197
Long Beach CA Uni Sch Dist Series 2009A, 5.5% 8/1/2029	155,000	156,350
Monrovia Calif Uni Sch Dist 0% 8/1/2029 (National Public Finance Guarantee Corporation Insured) (g)	3,745,000	3,243,443
Mt Diablo CA Unified Sch Dist 4% 8/1/2029	1,595,000	1,684,092
Poway CA Unified Sch Dist 0% 8/1/2032 (g)	4,885,000	3,798,735
Poway CA Unified Sch Dist 0% 8/1/2037 (g)	6,455,000	3,969,025
Poway CA Unified Sch Dist 0% 8/1/2038 (g)	6,890,000	4,011,067
Poway CA Unified Sch Dist 0% 8/1/2039 (g)	19,705,000	10,892,701
Poway CA Unified Sch Dist 0% 8/1/2046 (g)	950,000	345,579
Poway CA Unified Sch Dist 0% 8/1/2051 (g)	1,950,000	550,509
San Diego CA Uni Sch Dist 0% 7/1/2034 (g)	2,980,000	2,122,287
San Diego CA Uni Sch Dist 0% 7/1/2047 (h)	7,205,000	5,565,764
San Marcos Unified School District 0% 8/1/2047 (g)	17,635,000	6,268,493
San Mateo Cnty Calif Cmnty Col Dist Gen. Oblig. 0% 9/1/2026 (National Public Finance Guarantee Corporation Insured) (g)	4,495,000	4,312,095
State of California Gen. Oblig. 5.25% 12/1/2033	150,000	150,471
State of California Gen. Oblig. 5.5% 4/1/2028	10,000	10,034
State of California Gen. Oblig. 5.5% 4/1/2030	5,000	5,017
Washington Twp CA Health Care Dist (Washington Twp CA Hosp Dist Proj.) Gen. Oblig. Series 2013A, 5.5% 8/1/2038	3,725,000	3,734,828
		84,478,919
Health Care - 0.0%
California Statewide Community Development Authority Rev (Beverly Hospital Proj.) Series 2015, 5% (c)(i)	703,088	597,625
Housing - 0.3%
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	2,979,718	2,845,582
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	8,834,635	8,752,427
		11,598,009
Other - 0.0%
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (b)	1,390,000	1,253,360
Special Tax - 0.2%
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2026	1,050,000	1,057,393
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2029	2,185,000	2,197,027
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2031	985,000	989,745
Sacramento CA Fin Auth 0% 12/1/2026 (National Public Finance Guarantee Corporation Insured) (g)	4,140,000	3,904,318
		8,148,483
Tobacco Bonds - 0.2%
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (g)	69,825,000	7,489,548
Transportation - 2.4%
Alameda Corridor CA Tran Auth Rev Series 2024A, 0% 10/1/2052 (Assured Guaranty Municipal Corp Insured) (g)	3,145,000	854,849
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2030 (Build America Mutual Assurance Co Insured) (f)	2,000,000	2,127,995
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2031 (Build America Mutual Assurance Co Insured) (f)	1,000,000	1,070,906
Los Angeles CA Dept Arpts Rev 5% 5/15/2035 (f)	1,610,000	1,687,892
Los Angeles CA Dept Arpts Rev Series 2020C, 5% 5/15/2045 (f)	2,900,000	2,945,665
Los Angeles CA Hbr Dept Rev Series 2019 A, 5% 8/1/2026 (f)	1,350,000	1,380,612
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2021 B, 5% 7/1/2046 (f)	10,000,000	10,162,647
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2021 B, 5% 7/1/2056 (f)	7,000,000	7,034,850
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2027 (f)	6,395,000	6,611,219
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2028 (f)	8,530,000	8,923,503
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2029 (f)	5,710,000	6,024,362
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2052	17,310,000	18,172,287
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 5/1/2049 (f)	1,000,000	1,007,006
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2043 (f)	4,940,000	5,163,636
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2049 (f)	4,140,000	4,276,339
San Francisco CA City & County Airports Commission International Airport Revenue Series 2025 A, 5% 5/1/2034 (f)	3,065,000	3,315,663
San Francisco CA City & County Airports Commission International Airport Revenue Series 2025 A, 5% 5/1/2035 (f)	10,000,000	10,820,283
San Francisco CA City & County Airports Commission International Airport Revenue Series 2025 A, 5% 5/1/2036 (f)	16,000,000	17,206,573
		108,786,287
Water & Sewer - 0.0%
Eastern Municipal Water District Financing Authority 4% 7/1/2038	1,400,000	1,419,911
Eastern Municipal Water District Financing Authority 5% 7/1/2036	1,600,000	1,742,171
Eastern Municipal Water District Financing Authority 5% 7/1/2037	1,000,000	1,084,278
		4,246,360
TOTAL CALIFORNIA		239,268,979
Colorado - 2.2%
Education - 0.1%
CO St Board Governors Univ Enterprise Sys Rev Series 2024A, 4% 3/1/2047	4,420,000	4,076,135
Electric Utilities - 0.1%
Arkansas River Pwr Auth Colo Pwr Rev 5% 10/1/2038	2,080,000	2,104,700
Arkansas River Pwr Auth Colo Pwr Rev 5% 10/1/2043	2,600,000	2,607,915
		4,712,615
General Obligations - 0.3%
Denver CO Cty & Cnty Sch Dis 1 5.5% 12/1/2049	11,345,000	12,591,432
Health Care - 0.6%
Colorado Health Facilities Authority (Advent Health Proj.) Series 2021 A, 3% 11/15/2051	3,735,000	2,728,817
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2044	4,395,000	4,032,864
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 3.25% 8/1/2049	4,480,000	3,444,763
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 4% 8/1/2049	17,455,000	15,409,604
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2037	1,000,000	1,039,861
		26,655,909
Housing - 0.0%
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	650,000	655,241
Special Tax - 0.0%
Independence Metropolitan District No 3 Series 2024 A, 5.375% 12/1/2054	1,058,000	1,028,284
Transportation - 1.1%
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2026 (f)	2,855,000	2,930,900
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2027 (f)	2,440,000	2,541,919
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2034 (f)	4,245,000	4,572,104
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2036 (f)	4,140,000	4,253,717
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2037 (f)	8,280,000	8,481,412
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2033 (f)	1,185,000	1,268,854
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2036 (f)	10,000,000	10,530,926
Denver CO City & Cnty Arpt Series 2022A, 5.5% 11/15/2038 (f)	12,500,000	13,548,344
		48,128,176
TOTAL COLORADO		97,847,792
Connecticut - 2.7%
Education - 0.3%
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2052	2,515,000	2,219,527
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2026	415,000	424,609
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2027	290,000	301,604
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2028	525,000	544,299
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2029	330,000	341,497
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2027	415,000	425,202
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2029	1,060,000	1,090,452
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2030	830,000	851,355
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2031	1,400,000	1,431,795
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2032	1,000,000	1,019,748
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2033	2,500,000	2,541,463
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2034	620,000	628,681
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 3, 5% 7/1/2036	895,000	903,211
		12,723,443
General Obligations - 0.9%
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2033 (Build America Mutual Assurance Co Insured)	3,000,000	3,338,111
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2034 (Build America Mutual Assurance Co Insured)	1,675,000	1,874,028
Connecticut St Gen. Oblig. 3% 6/1/2038	1,850,000	1,573,076
Connecticut St Gen. Oblig. 3% 6/1/2040	1,740,000	1,442,809
Connecticut St Gen. Oblig. 4% 1/15/2039	3,305,000	3,287,147
Connecticut St Gen. Oblig. Series 2015 B, 5% 6/15/2032	1,895,000	1,900,143
Connecticut St Gen. Oblig. Series 2020 A, 4% 1/15/2034	8,385,000	8,582,532
Connecticut St Gen. Oblig. Series 2020 A, 4% 1/15/2038	1,000,000	1,001,128
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2034	1,280,000	1,193,732
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2035	1,000,000	914,035
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2039	1,475,000	1,244,091
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2040	1,770,000	1,471,915
Connecticut St Series 2024 G, 3% 11/15/2042	935,000	764,783
Connecticut St Series 2024 G, 3% 11/15/2043	585,000	471,388
Connecticut St Series 2024 G, 5% 11/15/2044	2,500,000	2,661,965
New Britain Conn Gen. Oblig. Series 2017 C, 5% 3/1/2029 (Assured Guaranty Municipal Corp Insured)	885,000	914,243
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2029 (Assured Guaranty Municipal Corp Insured)	1,115,000	1,199,907
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2030 (Assured Guaranty Municipal Corp Insured)	2,780,000	3,022,706
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2033 (Assured Guaranty Municipal Corp Insured)	1,370,000	1,515,696
		38,373,435
Health Care - 0.7%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2039 (e)(i)	3,930,000	2,554,500
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2049 (e)(i)	285,000	185,250
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) 5% 7/1/2050 (e)	1,800,000	1,667,729
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) Series G1, 5% 7/1/2044 (e)	1,525,000	1,452,917
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2037	2,500,000	2,443,163
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2038	1,120,000	1,083,801
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2032	2,000,000	2,111,475
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2034	3,500,000	3,690,803
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 4% 7/1/2035	3,905,000	3,846,302
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2036	4,000,000	3,942,499
Connecticut State Health & Educational Facilities Authority (Stamford Hospital, CT Proj.) 4% 7/1/2046	7,315,000	6,506,184
		29,484,623
Housing - 0.0%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 3% 11/15/2049	1,145,000	1,124,138
Special Tax - 0.8%
Connecticut St Gen. Oblig. 3% 1/15/2040	3,710,000	3,085,200
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2037	9,975,000	11,099,652
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2044	8,030,000	8,535,859
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2045	4,700,000	4,986,101
Harbor Point Infrastructure Impt Dist Conn Spl Oblig Rev Series 2017, 5% 4/1/2030 (e)	3,085,000	3,121,216
Harbor Point Infrastructure Impt Dist Conn Spl Oblig Rev Series 2017, 5% 4/1/2039 (e)	4,865,000	4,892,785
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2021, 4% 4/1/2036 (e)	1,390,000	1,344,188
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2024, 5.625% 4/1/2044 (e)	900,000	931,749
		37,996,750
TOTAL CONNECTICUT		119,702,389
District Of Columbia - 1.2%
Special Tax - 0.2%
Washington Metropolitan Area Transit Authority Series 2024 A, 5% 7/15/2056	9,660,000	9,994,098
Transportation - 1.0%
Metropolitan Wash DC Arpts Ath 5% 10/1/2027 (f)	3,125,000	3,250,093
Metropolitan Wash DC Arpts Ath 5% 10/1/2028 (f)	1,560,000	1,637,830
Metropolitan Wash DC Arpts Ath 5% 10/1/2031 (f)	1,200,000	1,233,939
Metropolitan Wash DC Arpts Ath 5% 10/1/2032 (f)	1,855,000	1,903,466
Metropolitan Wash DC Arpts Ath 5% 10/1/2033 (f)	910,000	931,289
Metropolitan Wash DC Arpts Ath 5% 10/1/2035 (f)	2,070,000	2,110,666
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 5% 10/1/2047	7,150,000	7,291,402
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2035	2,115,000	2,217,558
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2037	2,125,000	2,217,395
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2044	7,000,000	7,190,147
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 3% 10/1/2050 (Assured Guaranty Municipal Corp Insured)	6,355,000	4,571,910
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2049	7,815,000	7,036,763
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2022 A, 3% 10/1/2053 (Assured Guaranty Municipal Corp Insured)	3,600,000	2,492,098
		44,084,556
TOTAL DISTRICT OF COLUMBIA		54,078,654
Florida - 4.7%
Education - 0.3%
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2028	2,000,000	2,077,079
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2044	1,700,000	1,785,822
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2054	3,050,000	3,145,354
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2020 A, 3% 12/1/2048	5,015,000	3,610,531
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 5% 10/15/2049	1,705,000	1,737,171
		12,355,957
Electric Utilities - 0.5%
Florida St Mun Pwr Agy Rev 5% 10/1/2030	1,810,000	1,855,840
Florida St Mun Pwr Agy Rev 5% 10/1/2031	1,975,000	2,023,561
Florida St Mun Pwr Agy Rev Series 2015B, 5% 10/1/2028	830,000	837,863
Florida St Mun Pwr Agy Rev Series 2015B, 5% 10/1/2030	1,490,000	1,503,525
Orlando Fla Utils Commn Util Sys Rev 5% 10/1/2035	430,000	487,792
Orlando Fla Utils Commn Util Sys Rev Series 2024A, 5% 10/1/2034	575,000	653,748
Orlando Fla Utils Commn Util Sys Rev Series 2024A, 5% 10/1/2036	1,000,000	1,127,197
Orlando Fla Utils Commn Util Sys Rev Series 2024A, 5% 10/1/2037	1,500,000	1,677,689
Orlando Fla Utils Commn Util Sys Rev Series 2024B, 5% 10/1/2034	3,000,000	3,410,859
Orlando Fla Utils Commn Util Sys Rev Series 2024B, 5% 10/1/2035	4,000,000	4,537,606
Orlando Fla Utils Commn Util Sys Rev Series 2024B, 5% 10/1/2036	4,000,000	4,508,790
		22,624,470
General Obligations - 0.2%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2015A, 5% 7/1/2027	830,000	833,569
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series A, 5% 7/1/2028	555,000	567,624
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series A, 5% 7/1/2032	1,820,000	1,856,007
Brvd Cnty FL Sch Bd Ctfs of Prtn (Brevard Cnty FL Sch Dist Proj.) Series C, 5% 7/1/2028	1,445,000	1,452,125
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) Series 2015B, 5% 7/1/2028	1,705,000	1,713,234
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) Series 2016 A, 5% 7/1/2033	1,110,000	1,134,015
Volusia Cnty FL Sch Brd Ctfs (Volusia Cnty FL School Dist Proj.) Series 2016A, 5% 8/1/2029 (Build America Mutual Assurance Co Insured)	830,000	844,589
		8,401,163
Health Care - 0.6%
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 4% 8/15/2045	2,820,000	2,504,400
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 4% 8/15/2050	1,525,000	1,300,503
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Baptist Health Sys of So FL Proj.) Series 2019, 4% 8/15/2049	9,880,000	8,580,047
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 4% 8/15/2033	2,070,000	2,077,180
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2027	1,865,000	1,944,700
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2028	1,240,000	1,290,021
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2032	1,930,000	1,988,847
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2035	3,555,000	3,641,340
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2042	2,730,000	2,758,874
Tallahassee FL Health Facs Rev (Tallahassee Mem Hlthcare FL Proj.) Series 2016A, 5% 12/1/2041	910,000	876,973
		26,962,885
Housing - 0.0%
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 C, 5% tender 12/1/2026 (b)	2,050,000	2,073,198
Other - 0.0%
Pinellas Cnty Fla Indl Dev Auth Indl Dev Rev (Patel Foundation For Global Understanding Proj.) Series 2019, 5% 7/1/2029	465,000	470,424
Pinellas Cnty Fla Indl Dev Auth Indl Dev Rev (Patel Foundation For Global Understanding Proj.) Series 2019, 5% 7/1/2039	810,000	807,205
		1,277,629
Transportation - 2.8%
Broward Cnty FL Arpt Sys Rev 5% 10/1/2028 (f)	2,485,000	2,499,953
Broward Cnty FL Arpt Sys Rev 5% 10/1/2030 (f)	2,900,000	2,914,704
Broward Cnty FL Arpt Sys Rev 5% 10/1/2031 (f)	2,485,000	2,496,773
Broward Cnty FL Arpt Sys Rev 5% 10/1/2032 (f)	2,320,000	2,329,624
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2025 (f)	205,000	206,947
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2026 (f)	930,000	953,249
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2027 (f)	830,000	861,204
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2029 (f)	2,200,000	2,270,500
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2030 (f)	610,000	628,538
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2032 (f)	2,900,000	2,978,554
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2033 (f)	1,080,000	1,107,333
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2034 (f)	1,055,000	1,079,733
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2035 (f)	1,240,000	1,266,723
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2036 (f)	1,655,000	1,687,394
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2037 (f)	1,865,000	1,897,449
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2042 (f)	3,520,000	3,544,618
Florida Dev Fin Corp Rev (Brightline FL Proj.) Series 2024, 5.25% 7/1/2053 (Assured Guaranty Municipal Corp Insured) (f)	11,675,000	11,890,488
Florida St Dept Transn Tpk Rev Series 2020 A, 3% 7/1/2035	3,540,000	3,223,077
Florida St Dept Transn Tpk Rev Series 2021C, 3% 7/1/2046	1,500,000	1,167,030
Florida St Dept Transn Tpk Rev Series 2022B, 4% 7/1/2036	4,155,000	4,216,792
Florida St Dept Transn Tpk Rev Series 2022B, 4% 7/1/2037	4,525,000	4,571,984
Florida St Dept Transn Tpk Rev Series 2022B, 4% 7/1/2038	4,710,000	4,732,749
Greater Orlando Aviation Auth 5% 10/1/2034 (f)	4,965,000	5,076,651
Greater Orlando Aviation Auth 5% 10/1/2037 (f)	5,175,000	5,252,775
Greater Orlando Aviation Auth Series 2016, 5% 10/1/2026 (f)	1,405,000	1,440,123
Greater Orlando Aviation Auth Series 2016, 5% 10/1/2027 (f)	830,000	863,225
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2025 (f)	275,000	277,612
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2027 (f)	385,000	400,412
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2029 (f)	1,310,000	1,317,214
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2029	1,200,000	1,227,014
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2031	1,450,000	1,479,740
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2031 (f)	1,100,000	1,105,049
Miami-Dade Cnty Fla Aviat Rev Series 2019A, 5% 10/1/2049 (f)	11,860,000	11,875,202
Miami-Dade Cnty Fla Aviat Rev Series 2024 A, 5% 10/1/2034 (f)	4,895,000	5,260,630
Miami-Dade Cnty Fla Aviat Rev Series 2024 A, 5% 10/1/2036 (f)	5,100,000	5,389,300
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev 5% 7/1/2028	830,000	836,235
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2032	3,560,000	3,622,544
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2033	3,020,000	3,069,719
Palm Beach Cnty FL Arpt Sys 5% 10/1/2027 (f)	830,000	847,208
Palm Beach Cnty FL Arpt Sys 5% 10/1/2029 (f)	860,000	874,317
Palm Beach Cnty FL Arpt Sys 5% 10/1/2030 (f)	1,530,000	1,553,938
Palm Beach Cnty FL Arpt Sys 5% 10/1/2031 (f)	1,075,000	1,090,761
Palm Beach Cnty FL Arpt Sys 5% 10/1/2032 (f)	1,655,000	1,677,585
Palm Beach Cnty FL Arpt Sys 5% 10/1/2033 (f)	3,555,000	3,599,683
Palm Beach Cnty FL Arpt Sys 5% 10/1/2034 (f)	3,730,000	3,773,205
Palm Beach Cnty FL Arpt Sys 5% 10/1/2035 (f)	3,930,000	3,972,146
		124,407,704
Water & Sewer - 0.3%
JEA FL Wtr & Swr Sys Rev Series 2021A, 4% 10/1/2037	4,560,000	4,606,314
JEA FL Wtr & Swr Sys Rev Series 2021A, 4% 10/1/2038	1,090,000	1,093,988
Miami-Dade Cnty FL Wtr & Swr Rev Series 2017 B, 4% 10/1/2035	3,900,000	3,905,744
Miami-Dade Cnty FL Wtr & Swr Rev Series 2021, 5% 10/1/2031	1,250,000	1,375,420
Miami-Dade Cnty FL Wtr & Swr Rev Series 2021, 5% 10/1/2032	645,000	705,483
		11,686,949
TOTAL FLORIDA		209,789,955
Georgia - 4.6%
Education - 0.0%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 4% 6/15/2049	1,515,000	1,389,018
Private Colgs & Unvs Ath GA Rv (Agnes Scott College, GA Proj.) Series 2019 A, 5% 6/1/2028	1,000,000	1,042,793
Private Colgs & Unvs Ath GA Rv (Agnes Scott College, GA Proj.) Series 2019 A, 5% 6/1/2029	800,000	841,803
		3,273,614
Electric Utilities - 0.4%
Burke Cnty GA Dev Auth Pcr (Georgia Transmission Corp Proj.) Series 2012, 2.75% 1/1/2052 (b)	4,320,000	2,709,370
Burke Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2013A, 3.6% tender 1/1/2040 (b)	7,290,000	7,260,766
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2036	3,350,000	3,684,934
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2038 (Build America Mutual Assurance Co Insured)	1,080,000	1,198,784
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2049	920,000	975,681
		15,829,535
General Obligations - 3.2%
Georgia St Gen. Oblig. 5% 7/1/2033	6,885,000	7,727,327
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	23,425,000	23,511,544
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	25,000,000	25,205,998
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (b)	14,345,000	15,306,652
Main Street Natural Gas Inc Series 2023C, 5% tender 9/1/2053 (Royal Bank of Canada Guaranteed) (b)	23,910,000	25,190,201
Main Street Natural Gas Inc Series 2023D, 5% tender 5/1/2054 (Citigroup Inc Guaranteed) (b)	35,455,000	37,120,828
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (b)	3,490,000	3,698,286
		137,760,836
Health Care - 0.7%
Columbus GA Med Ctr Hosp Auth (Piedmont Hosp Og Proj.) 5% tender 7/1/2054 (b)	6,900,000	7,266,994
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2020 A, 3% 2/15/2047	13,420,000	10,204,466
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) 4% 8/1/2043	1,860,000	1,579,241
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) 5% 8/1/2043	2,275,000	2,230,350
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2035	1,400,000	1,392,761
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2036	4,500,000	4,464,177
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2043	6,160,000	5,856,869
		32,994,858
Housing - 0.0%
Georgia Hsg & Fin Auth Rev (GA Single Family Mortgage Proj.) Series 2021 A, 2.25% 12/1/2036	2,750,000	2,140,733
Special Tax - 0.2%
Metro Atlanta Rapid Tran Sales 5.25% 7/1/2050	7,090,000	7,637,490
Transportation - 0.1%
Atlanta GA Arpt Passenger Fac Charge Rev Series 2023 E, 5% 7/1/2039 (f)	3,230,000	3,373,488
Atlanta GA Arpt Rev 5% 7/1/2025 (f)	1,870,000	1,878,428
		5,251,916
TOTAL GEORGIA		204,888,982
Hawaii - 0.5%
Transportation - 0.5%
Hawaii St Arpts Sys Rev 5% 7/1/2042 (f)(j)	4,000,000	4,142,447
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2029 (f)	1,055,000	1,098,860
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2030 (f)	1,240,000	1,288,933
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2031 (f)	1,215,000	1,258,843
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2032 (f)	1,240,000	1,280,630
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2033 (f)	1,265,000	1,303,554
Hawaii St Arpts Sys Rev Series 2022 A, 5% 7/1/2042 (f)	9,480,000	9,722,488
Hawaii St Hbr Sys Rev Series 2020 A, 4% 7/1/2034 (f)	750,000	737,567
		20,833,322
Water & Sewer - 0.0%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2035 (j)	2,575,000	2,925,140
TOTAL HAWAII		23,758,462
Idaho - 0.0%
Housing - 0.0%
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	295,000	296,314
Illinois - 12.6%
Education - 0.4%
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2029	1,090,000	1,122,051
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2030	760,000	781,179
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2032	1,015,000	1,038,573
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 4% 10/1/2034	830,000	830,648
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 5% 10/1/2029	830,000	850,384
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 5% 10/1/2030	830,000	850,159
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2037	600,000	524,593
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2041	1,000,000	829,596
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2036	1,000,000	974,417
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series A, 5% 8/1/2042	730,000	730,507
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series C, 5% 8/1/2046	830,000	822,448
Northern IL Univ Revs Series 2020 B, 5% 4/1/2026 (Build America Mutual Assurance Co Insured)	1,400,000	1,421,314
Northern IL Univ Revs Series 2020 B, 5% 4/1/2028 (Build America Mutual Assurance Co Insured)	1,300,000	1,351,920
Northern IL Univ Revs Series 2020 B, 5% 4/1/2030 (Build America Mutual Assurance Co Insured)	1,000,000	1,055,039
Northern IL Univ Revs Series 2020 B, 5% 4/1/2032 (Build America Mutual Assurance Co Insured)	1,295,000	1,359,374
University of Illinois Series 2018A, 5% 4/1/2030	3,425,000	3,601,840
		18,144,042
Electric Utilities - 0.1%
Illinois Mun Elec Agy Pwr Supp Series 2015A, 5% 2/1/2031	3,370,000	3,384,253
Escrowed/Pre-Refunded - 0.0%
Illinois Fin Auth Rev Series 2016 C, 4% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	30,000	30,485
General Obligations - 5.2%
Chicago IL Brd Ed 5% 12/1/2025	2,725,000	2,738,247
Chicago IL Brd Ed 5% 12/1/2026	800,000	811,060
Chicago IL Brd Ed 5% 12/1/2030	2,105,000	2,117,647
Chicago IL Brd Ed 6.5% 12/1/2046	660,000	674,492
Chicago IL Brd Ed 7% 12/1/2046 (e)	2,320,000	2,433,504
Chicago IL Brd Ed Series 2017C, 5% 12/1/2034	1,245,000	1,234,954
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2025	830,000	834,035
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2026	830,000	841,341
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2028	3,915,000	4,027,481
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2030	1,655,000	1,682,314
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2032	950,000	961,393
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2034	1,140,000	1,142,347
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2035	830,000	829,220
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2028	2,910,000	2,993,606
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2027	1,625,000	1,662,778
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2028	2,000,000	2,057,461
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2033	1,300,000	1,320,841
Chicago IL Brd Ed Series D, 5% 12/1/2031	3,565,000	3,580,879
Chicago IL Gen. Oblig. 5.25% 1/1/2038	11,380,000	11,901,555
Chicago IL Gen. Oblig. 5.5% 1/1/2039	12,000,000	12,716,713
Chicago IL Gen. Oblig. 5.5% 1/1/2040	6,750,000	7,108,057
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2027	430,000	439,696
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2029	3,175,000	3,307,196
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2030	3,555,000	3,727,370
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2031	3,760,000	3,918,919
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2032	5,335,000	5,588,547
Chicago IL Gen. Oblig. Series 2024 B, 5% 1/1/2041	1,500,000	1,546,884
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2027	2,320,000	2,390,984
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2028	3,020,000	3,110,949
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2030	4,140,000	4,260,698
DuPage & Cook Cntys IL Cmnty Unit Sch Dist No 205 Series 2021 A, 2% 1/1/2039	4,475,000	3,169,889
Illinois St Gen. Oblig. 5% 2/1/2027	3,275,000	3,379,029
Illinois St Gen. Oblig. Series 2018 A, 5% 10/1/2028	230,000	242,054
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2029	4,600,000	4,859,996
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2032	4,490,000	4,846,197
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2033	6,690,000	7,178,450
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2034	5,110,000	5,451,425
Illinois St Gen. Oblig. Series JUNE 2016, 5% 6/1/2026	995,000	1,016,115
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2032	2,750,000	2,939,915
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2033	1,500,000	1,595,381
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2034	2,220,000	2,349,239
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2035	5,450,000	5,753,653
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2036	4,500,000	4,737,492
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2037	5,500,000	5,766,214
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2046	7,635,000	7,737,804
Illinois St Gen. Oblig. Series MAY 2020, 5.75% 5/1/2045	3,865,000	4,090,666
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2029	11,295,000	11,951,822
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2035	8,085,000	8,608,533
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2036	3,550,000	3,766,797
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2037	1,770,000	1,868,772
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2041	4,360,000	4,592,089
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2043	320,000	333,715
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2034	1,020,000	1,105,099
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2035	3,170,000	3,423,693
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2037	3,160,000	3,377,672
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2043	2,795,000	2,942,307
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2048	2,000,000	2,061,232
Illinois St Gen. Oblig. Series OCTOBER 2022B, 5% 10/1/2034	16,015,000	17,132,466
Illinois St Gen. Oblig. Series OCTOBER 2024, 5% 2/1/2039	5,550,000	5,878,772
Lake Cnty IL Cmty College Sch Dist No 073 2.25% 1/1/2040	1,000,000	707,661
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2030	2,235,000	2,317,564
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2031	2,350,000	2,435,337
		229,578,218
Health Care - 2.4%
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 3.625% 2/15/2032	950,000	936,445
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 3.75% 2/15/2034	1,215,000	1,186,158
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 4% 2/15/2033	225,000	225,651
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 4% 2/15/2036	5,160,000	5,035,094
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2029	5,110,000	5,271,070
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2031	12,595,000	12,943,525
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2032	3,870,000	3,970,249
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2034	2,920,000	2,983,439
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2036	1,650,000	1,681,937
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2029	1,420,000	1,445,171
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2033	835,000	846,662
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 4.125% 5/15/2047	25,725,000	24,067,830
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2029	1,040,000	1,055,882
Illinois Fin Auth Rev (Riverside Health System, IL Proj.) Series 2013, 5% 11/15/2028	2,380,000	2,382,328
Illinois Fin Auth Rev (Riverside Health System, IL Proj.) Series 2013, 5% 11/15/2029	1,160,000	1,161,194
Illinois Fin Auth Rev (Silver Cross Health System IL Proj.) Series 2015 C, 4.125% 8/15/2037	735,000	688,296
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) Series 2016 C, 4% 2/15/2041	20,090,000	18,655,446
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021A, 3% 8/15/2048	1,340,000	1,003,814
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 3.25% 8/15/2049	8,905,000	6,686,605
Illinois Finance Authority Rev (Osf Healthcare System Proj.) 3% 5/15/2050 (Build America Mutual Assurance Co Insured)	5,040,000	3,892,962
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 3% 5/15/2050	10,870,000	7,974,832
Illinois Finance Authority Rev (University of Chicago Hosps,Il Proj.) 5% 8/15/2047	3,500,000	3,604,717
		107,699,307
Housing - 0.1%
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	760,000	655,106
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2019, 2.9% 7/1/2035	5,805,977	5,056,742
		5,711,848
Special Tax - 2.7%
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2037	3,025,000	3,299,227
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2038	9,375,000	10,153,634
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2039	2,865,000	3,094,613
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2040	2,250,000	2,409,877
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2043	2,485,000	2,572,486
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2044	2,030,000	2,097,796
Illinois St Sales Tax Rev 3% 6/15/2033 (Build America Mutual Assurance Co Insured)	4,230,000	3,819,028
Illinois St Sales Tax Rev Series 2021 A, 3% 6/15/2034	1,125,000	985,275
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2036 (National Public Finance Guarantee Corporation Insured) (g)	13,280,000	7,965,190
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2051 (g)	10,845,000	2,730,878
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2035 (National Public Finance Guarantee Corporation Insured) (g)	1,690,000	1,096,820
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2036 (National Public Finance Guarantee Corporation Insured) (g)	2,645,000	1,631,266
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2043 (Assured Guaranty Municipal Corp Insured) (g)	41,985,000	17,789,683
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2044 (Assured Guaranty Municipal Corp Insured) (g)	8,205,000	3,278,807
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2045 (Assured Guaranty Municipal Corp Insured) (g)	25,250,000	9,514,218
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2046 (Assured Guaranty Municipal Corp Insured) (g)	2,890,000	1,027,772
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2047 (Assured Guaranty Municipal Corp Insured) (g)	3,000,000	1,008,630
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 4% 12/15/2042	7,330,000	6,692,047
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 4% 12/15/2047	560,000	492,082
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 4% 6/15/2052	2,000,000	1,698,963
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2025	830,000	839,698
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2026	2,755,000	2,832,719
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2027	295,000	308,038
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2031	560,000	579,287
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2034	330,000	339,430
Sales Tax Securitization Corp Series 2023C, 5% 1/1/2032	7,305,000	7,989,676
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2037	20,950,000	23,085,292
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2042	1,695,000	1,800,475
		121,132,907
Transportation - 1.5%
Chicago IL Midway Arpt Rev Series A, 5% 1/1/2028 (f)	1,655,000	1,667,670
Chicago IL Midway Arpt Rev Series B, 4% 1/1/2035	1,305,000	1,304,319
Chicago IL Midway Arpt Rev Series B, 5% 1/1/2036	1,655,000	1,669,166
Chicago IL Midway Arpt Rev Series B, 5% 1/1/2037	2,235,000	2,253,030
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2028 (f)	2,475,000	2,536,267
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2029 (f)	2,070,000	2,118,842
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2030	495,000	509,648
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2031	2,925,000	3,005,548
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2031	495,000	508,631
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2032 (f)	2,235,000	2,279,880
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2032	540,000	553,979
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2033	2,255,000	2,278,503
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2034 (f)	3,360,000	3,419,157
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2035 (f)	2,485,000	2,525,357
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2035	1,740,000	1,777,717
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2036 (f)	3,090,000	3,136,133
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037	7,080,000	7,217,308
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037 (f)	1,655,000	1,677,288
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037 (f)	1,655,000	1,677,288
Chicago IL O'Hare Intl Arpt Rev 5.25% 1/1/2029 (f)	290,000	298,060
Chicago IL O'Hare Intl Arpt Rev 5.25% 1/1/2031 (f)	330,000	338,382
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 5% 1/1/2053 (f)	3,790,000	3,791,932
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.25% 1/1/2043 (f)	1,210,000	1,264,874
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.5% 1/1/2044 (f)	2,625,000	2,790,689
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2038 (f)	1,280,000	1,349,393
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5.25% 1/1/2041 (f)	2,000,000	2,124,085
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5.25% 1/1/2043 (f)	1,700,000	1,784,115
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5.25% 1/1/2044 (f)	1,300,000	1,358,007
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5.25% 1/1/2045 (f)	1,800,000	1,876,616
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5.25% 1/1/2046 (f)	1,615,000	1,680,466
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) 5% 7/1/2038 (f)	2,185,000	2,211,275
Chicago IL Tran Auth Cap Grnt Rcpts Rev Series 5337, 5% 6/1/2025	255,000	255,654
Illinois St Toll Hwy Auth Hwy Rev Series 2019 A, 5% 1/1/2044	1,260,000	1,301,339
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2036	1,000,000	1,067,504
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2038	350,000	371,784
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2040	2,390,000	2,521,686
		68,501,592
Water & Sewer - 0.2%
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2017, 5% 1/1/2029	2,775,000	2,869,493
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) Series 2020, 5% 7/1/2036	5,850,000	6,304,123
		9,173,616
TOTAL ILLINOIS		563,356,268
Indiana - 1.6%
Education - 0.4%
Purdue University Series DD, 5% 7/1/2034	995,000	1,043,617
Purdue University Series DD, 5% 7/1/2035	1,960,000	2,050,335
Purdue University Series DD, 5% 7/1/2036	2,130,000	2,222,705
Purdue University Series DD, 5% 7/1/2037	1,970,000	2,050,172
Purdue University Series DD, 5% 7/1/2038	2,345,000	2,434,020
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 4% 4/1/2038	260,000	247,462
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 4% 4/1/2046	6,035,000	5,428,859
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 5% 4/1/2043	460,000	465,671
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 4% 4/1/2038	1,510,000	1,437,186
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 5% 4/1/2032	1,805,000	1,899,447
		19,279,474
General Obligations - 0.2%
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5.25% 7/15/2039 (Build America Mutual Assurance Co Insured)	1,765,000	1,939,700
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5.25% 7/15/2041 (Build America Mutual Assurance Co Insured)	2,500,000	2,698,605
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5.25% 7/15/2043 (Build America Mutual Assurance Co Insured)	4,200,000	4,458,754
		9,097,059
Health Care - 0.8%
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 4.25% 3/1/2049	775,000	720,157
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2033	1,000,000	1,080,983
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2034	1,550,000	1,679,923
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2035	1,150,000	1,239,982
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2043	495,000	506,876
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5.25% 3/1/2054	3,575,000	3,699,515
Indiana Fin Auth Health Sys Rev (Franciscan Alliance Proj.) Series 2016 A, 4% 11/1/2051	20,710,000	18,284,489
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2026	1,075,000	1,102,214
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2029	1,240,000	1,267,462
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2030	1,160,000	1,184,330
Indiana St Hsg & Cmnty Dev Auth Multifamily Hsg Rev (Glasswater Creek Whitestown Proj Proj.) Series 2020, 5.375% 10/1/2040 (e)	2,045,000	1,744,876
		32,510,807
Transportation - 0.2%
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2032 (f)	830,000	827,063
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2033 (f)	830,000	826,583
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2034 (f)	1,010,000	1,005,871
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2035 (f)	2,300,000	2,269,564
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2019 I, 5% 1/1/2044	5,100,000	5,266,181
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series A-1, 5% 1/1/2026 (f)	875,000	887,593
		11,082,855
TOTAL INDIANA		71,970,195
Iowa - 0.1%
Education - 0.1%
Iowa Higher Ed Ln Auth Rev (Dubuque University IA Proj.) Series 2025, 5% 10/1/2045	1,000,000	949,045
Iowa Student Ln Liquidity Corp Series 2019 B, 5% 12/1/2026 (f)	1,850,000	1,890,652
Iowa Student Ln Liquidity Corp Series 2019 B, 5% 12/1/2027 (f)	1,965,000	2,030,570
		4,870,267
Tobacco Bonds - 0.0%
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021 B1 CLASS 2, 4% 6/1/2049	430,000	405,766
TOTAL IOWA		5,276,033
Kentucky - 1.7%
General Obligations - 1.1%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	7,030,000	7,344,386
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% tender 12/1/2050 (BP PLC Guaranteed) (b)	10,000,000	10,042,547
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5.25% tender 4/1/2054 (Morgan Stanley Guaranteed) (b)	13,375,000	14,371,693
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2026	830,000	849,262
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2029	4,510,000	4,777,604
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2032	1,185,000	1,243,493
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2033	915,000	958,403
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2034	1,045,000	1,092,227
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2035	615,000	638,933
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2036	520,000	539,207
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2036	1,240,000	1,378,904
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2043	3,915,000	4,122,781
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2044	2,350,000	2,461,502
		49,820,942
Health Care - 0.5%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) Series 2019, 3% 2/1/2040 (Assured Guaranty Municipal Corp Insured)	2,545,000	2,161,623
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2044	2,995,000	3,022,998
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2035	1,000,000	1,045,330
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2044	1,000,000	1,009,347
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2037	2,405,000	2,488,629
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2038	2,300,000	2,371,542
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	2,030,000	2,152,536
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2020A, 3% 10/1/2043	8,660,000	6,559,415
		20,811,420
Transportation - 0.1%
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2028	1,310,000	1,327,120
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2031	1,240,000	1,253,737
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2032	1,240,000	1,253,127
		3,833,984
TOTAL KENTUCKY		74,466,346
Louisiana - 0.6%
Education - 0.1%
Louisiana Pub Facs Auth Rev (Tulane Univ, LA Proj.) Series 2016 A, 5% 12/15/2028	1,655,000	1,707,897
Louisiana Pub Facs Auth Rev (Tulane Univ, LA Proj.) Series 2016 A, 5% 12/15/2029	1,175,000	1,211,236
		2,919,133
Health Care - 0.1%
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2037	1,615,000	1,668,959
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2038	1,260,000	1,296,101
		2,965,060
Housing - 0.0%
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	1,540,000	1,657,078
Transportation - 0.2%
New Orleans LA Aviation Board 5% 1/1/2027 (f)	415,000	426,498
New Orleans LA Aviation Board 5% 1/1/2027 (f)	330,000	339,143
New Orleans LA Aviation Board 5% 1/1/2028 (f)	595,000	607,696
New Orleans LA Aviation Board 5% 1/1/2028 (f)	205,000	209,374
New Orleans LA Aviation Board 5% 1/1/2031 (f)	530,000	539,438
New Orleans LA Aviation Board 5% 1/1/2032 (f)	330,000	335,506
New Orleans LA Aviation Board 5% 1/1/2033 (f)	850,000	863,145
New Orleans LA Aviation Board 5% 1/1/2033 (f)	580,000	588,970
New Orleans LA Aviation Board 5% 1/1/2034 (f)	1,020,000	1,034,162
New Orleans LA Aviation Board 5% 1/1/2034 (f)	180,000	182,499
New Orleans LA Aviation Board 5% 1/1/2035 (f)	330,000	334,356
New Orleans LA Aviation Board 5% 1/1/2036 (f)	775,000	784,218
New Orleans LA Aviation Board 5% 1/1/2037 (f)	1,275,000	1,288,307
		7,533,312
Water & Sewer - 0.2%
Jefferson Parish LA Cons Wtr Series 2022, 5% 2/1/2042 (Build America Mutual Assurance Co Insured)	10,390,000	10,945,232
TOTAL LOUISIANA		26,019,815
Maine - 0.4%
Education - 0.4%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2025	375,000	375,589
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2031	580,000	583,633
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2032	415,000	416,555
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2034	835,000	831,597
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2026	270,000	275,750
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2028	420,000	435,439
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2029	330,000	340,629
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2033	830,000	853,604
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2035	630,000	646,723
Maine Health & Higher Edl Facsauth Rev (Northeastern University Proj.) Series 2024B, 5.25% 10/1/2054	8,585,000	9,037,327
		13,796,846
General Obligations - 0.0%
Brunswick ME 2.5% 11/1/2039	720,000	552,615
Health Care - 0.0%
Maine Health & Higher Edl Facs Auth Rev (Northern Light Health Proj.) Series 2016A, 4% 7/1/2041	1,935,000	1,571,423
Transportation - 0.0%
Maine St Tpk Auth Tpk Rev 5% 7/1/2032	870,000	873,761
Maine St Tpk Auth Tpk Rev 5% 7/1/2038	555,000	556,560
		1,430,321
TOTAL MAINE		17,351,205
Maryland - 1.1%
Education - 0.2%
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2027	2,150,000	2,191,993
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2028	2,275,000	2,316,633
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2029	2,410,000	2,451,800
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2030	2,555,000	2,594,643
		9,555,069
General Obligations - 0.7%
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 3% 10/1/2036	3,625,000	3,272,133
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 3% 10/1/2037	1,970,000	1,746,483
Baltimore Cnty MD Gen. Oblig. Series 2021, 3% 3/1/2037	1,285,000	1,151,413
City of Baltimore MD Gen. Oblig. Series 2022A, 5% 10/15/2036	1,015,000	1,115,030
City of Baltimore MD Gen. Oblig. Series 2022A, 5% 10/15/2038	2,935,000	3,192,918
City of Baltimore MD Gen. Oblig. Series 2022A, 5% 10/15/2039	3,085,000	3,336,477
City of Baltimore MD Gen. Oblig. Series 2022A, 5% 10/15/2042	3,315,000	3,533,258
State of Maryland Gen. Oblig. Series FIRST 2022 A, 5% 6/1/2035	10,210,000	11,255,029
		28,602,741
Health Care - 0.1%
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2051	6,445,000	4,596,657
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 4% 7/1/2042	1,430,000	1,310,194
		5,906,851
Housing - 0.0%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	1,610,000	1,615,277
Special Tax - 0.0%
Maryland St Dept Transn Cons Series 2022 A, 5% 12/1/2025	1,000,000	1,015,013
State of Maryland Built to Learn Revenue Series 2021, 4% 6/1/2046	1,280,000	1,187,893
		2,202,906
Transportation - 0.1%
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2030	1,035,000	1,072,860
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2035	1,655,000	1,697,803
		2,770,663
TOTAL MARYLAND		50,653,507
Maryland,Virginia - 0.3%
Special Tax - 0.3%
Washington Metropolitan Area Transit Authority 5% 7/15/2038	9,900,000	10,427,957
Washington Metropolitan Area Transit Authority Series 2021 A, 5% 7/15/2046	2,000,000	2,071,181
		12,499,138
TOTAL MARYLAND,VIRGINIA		12,499,138
Massachusetts - 2.7%
Education - 1.0%
Massachusetts Development Finance Agency (Northeastern University Proj.) Series 2022, 5% 10/1/2037	1,720,000	1,874,175
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 4% 10/1/2050	12,425,000	9,206,896
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 5% 10/1/2045	9,360,000	8,526,758
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2045	12,200,000	9,987,932
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2019 B, 5% 7/1/2027 (f)	1,000,000	1,028,843
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2019 B, 5% 7/1/2028 (f)	1,915,000	1,986,123
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2029	830,000	851,486
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2030	1,240,000	1,271,765
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2031	1,340,000	1,373,195
Massachusetts St Dev Fin Agy Rev (Lesley College Proj.) 5% 7/1/2039	1,360,000	1,362,877
Massachusetts St Dev Fin Agy Rev (Suffolk Univ, MA Proj.) Series 2017, 5% 7/1/2034	1,325,000	1,329,943
Massachusetts St Dev Fin Agy Rev (Suffolk Univ, MA Proj.) Series 2017, 5% 7/1/2035	1,000,000	1,001,597
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2027	830,000	842,527
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2028	875,000	887,244
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2029	920,000	931,494
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2031	1,015,000	1,024,795
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2032	1,065,000	1,073,589
		44,561,239
General Obligations - 0.3%
Massachusetts St Gen. Oblig. Series 2019 C, 5% 5/1/2049	4,175,000	4,272,449
Massachusetts St Gen. Oblig. Series 2020 D, 5% 7/1/2048	5,670,000	5,843,819
Massachusetts St Gen. Oblig. Series 2024 H, 5% 12/1/2036	4,700,000	5,280,526
		15,396,794
Health Care - 0.1%
Massachusetts Development Finance Agency (University of Mass Hlth Cr Inc Proj.) 4% 7/1/2044	830,000	737,811
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% 7/1/2034	3,500,000	3,617,920
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2031	1,385,000	1,406,467
		5,762,198
Special Tax - 0.4%
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2032	2,235,000	2,466,931
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2033	2,500,000	2,748,373
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2034	1,260,000	1,379,533
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2035	3,180,000	3,466,487
Massachusetts St Transn Fd Rev Series 2021A, 5% 6/1/2051	5,900,000	6,049,882
		16,111,206
Transportation - 0.6%
Massachusetts St Port Auth Rev 5% 7/1/2039 (f)	4,480,000	4,668,844
Massachusetts St Port Auth Rev 5% 7/1/2040 (f)	2,835,000	2,943,909
Massachusetts St Port Auth Rev 5% 7/1/2051 (f)	10,000,000	10,169,351
Massachusetts St Port Auth Rev Series 2016A, 5% 7/1/2033	1,740,000	1,772,395
Massachusetts St Port Auth Rev Series 2016A, 5% 7/1/2034	895,000	910,939
Massachusetts St Port Auth Rev Series 2016A, 5% 7/1/2038	1,300,000	1,318,698
Massachusetts St Port Auth Rev Series 2021 E, 5% 7/1/2038 (f)	2,875,000	3,007,180
		24,791,316
Water & Sewer - 0.3%
Massachusetts Clean Water Trust/The Series 2025, 5% 2/1/2030	2,345,000	2,573,091
Massachusetts Clean Water Trust/The Series 2025, 5% 2/1/2032	4,240,000	4,763,835
Massachusetts Clean Water Trust/The Series 2025, 5% 2/1/2035	5,265,000	6,047,017
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2030	1,000,000	1,097,266
		14,481,209
TOTAL MASSACHUSETTS		121,103,962
Michigan - 2.0%
Education - 0.6%
Oakland Univ Mich Rev Series 2019, 5% 3/1/2044	8,540,000	8,778,542
Oakland Univ Mich Rev Series 2019, 5% 3/1/2050	13,450,000	13,688,668
University MI Univ Revs Series 2020 A, 5% 4/1/2050	1,165,000	1,210,857
		23,678,067
Escrowed/Pre-Refunded - 0.0%
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev Series 2016, 5% 5/15/2028 (Pre-refunded to 5/15/2026 at 100)	10,000	10,226
Michigan St Bldg Auth Rev Series 2015 I, 5% 4/15/2030 (Pre-refunded to 10/15/2025 at 100)	180,000	181,958
		192,184
General Obligations - 0.1%
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2050	2,600,000	2,620,253
Portage MI Pub Schs 5% 11/1/2031	2,090,000	2,131,743
Portage MI Pub Schs 5% 11/1/2036	205,000	208,676
		4,960,672
Health Care - 0.3%
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 5% 7/1/2038	1,515,000	1,529,450
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 3% 7/1/2051	2,780,000	2,052,079
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev (Bronson Methodist Hsp, MI Proj.) Series 2016, 5% 5/15/2028	1,945,000	1,980,857
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2019A, 5% 11/15/2048	2,105,000	2,126,787
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 3% 12/1/2049	3,935,000	2,836,508
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2032	1,110,000	1,149,794
		11,675,475
Housing - 0.1%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3.5% 12/1/2050	1,195,000	1,190,084
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.45% 10/1/2046	4,870,000	3,312,183
		4,502,267
Special Tax - 0.1%
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2043	2,570,000	2,611,433
Tobacco Bonds - 0.0%
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2049	2,545,000	2,196,587
Transportation - 0.3%
Wayne Cnty Mich Arpt Auth Rev 4% 12/1/2034 (Assured Guaranty Municipal Corp Insured)	1,020,000	1,020,237
Wayne Cnty Mich Arpt Auth Rev 4% 12/1/2035 (Assured Guaranty Municipal Corp Insured)	995,000	990,933
Wayne Cnty Mich Arpt Auth Rev 4% 12/1/2036 (Assured Guaranty Municipal Corp Insured)	1,035,000	1,034,718
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2029 (f)	495,000	509,164
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2030 (f)	580,000	595,572
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2031 (f)	660,000	676,599
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2032 (f)	540,000	552,602
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2037	355,000	364,016
Wayne Cnty Mich Arpt Auth Rev Series 2018D, 5% 12/1/2029 (f)	3,645,000	3,811,199
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2034	580,000	598,072
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2035	540,000	556,023
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2032 (f)	420,000	431,942
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2034 (f)	495,000	507,137
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2035 (f)	540,000	552,169
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2037 (f)	705,000	717,722
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2042 (f)	830,000	836,115
Wayne Cnty Mich Arpt Auth Rev Series JRA, 4% 12/1/2033 (Assured Guaranty Municipal Corp Insured)	1,230,000	1,232,429
Wayne Cnty Mich Arpt Auth Rev Series JRA, 5% 12/1/2031	310,000	321,211
Wayne Cnty Mich Arpt Auth Rev Series JRA, 5% 12/1/2032	315,000	325,815
		15,633,675
Water & Sewer - 0.5%
Great Lakes Sewer Auth Mich Series 2018 A, 5% 7/1/2048	8,725,000	8,919,764
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2024A, 5% 10/1/2035	1,535,000	1,737,435
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2024A, 5% 10/1/2037	3,500,000	3,902,938
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2024A, 5% 10/1/2038	1,160,000	1,291,211
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2024A, 5% 10/1/2041	6,030,000	6,572,669
		22,424,017
TOTAL MICHIGAN		87,874,377
Minnesota - 0.8%
Education - 0.3%
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2030	615,000	630,838
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2045	1,370,000	1,301,818
Minnesota St Office of Higher Ed Rev Series 2023, 5% 11/1/2030 (f)	3,800,000	3,964,890
Minnesota St Office of Higher Ed Rev Series 2023, 5% 11/1/2031 (f)	4,200,000	4,382,001
Minnesota St Office of Higher Ed Rev Series 2023, 5% 11/1/2032 (f)	4,400,000	4,621,020
Moorhead MN Edl Facs Rev (Concordia College/MN Proj.) Series 2016, 5% 12/1/2025	270,000	270,000
		15,170,567
General Obligations - 0.5%
Minnesota Mun Gas Agy Commodity Supply Rev 4% tender 12/1/2052 (Royal Bank of Canada Guaranteed) (b)	18,275,000	18,440,194
Health Care - 0.0%
Maple Grove MN Health Care Sys Rev Series 2017, 5% 5/1/2025 (North Memorial Med Center, MN Guaranteed)	660,000	660,541
Housing - 0.0%
Minneapolis MN Multifamily Rev Series 2019, 2.46% 1/1/2038 (Fannie Mae Guaranteed)	2,532,970	1,983,468
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 F, 5.75% 7/1/2053	975,000	1,037,522
		3,020,990
TOTAL MINNESOTA		37,292,292
Missouri - 0.5%
Health Care - 0.3%
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2030	580,000	595,926
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2031	870,000	892,914
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2036	1,725,000	1,758,158
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 3.125% 2/1/2027	830,000	829,386
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 3.25% 2/1/2028	830,000	830,063
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 5% 2/1/2029	1,025,000	1,029,849
St Louis Cnty MO Indl Dev Auth Sr Living Facs Rev (Friendship Village of West County Proj.) Series 2018A, 5.125% 9/1/2048	3,325,000	3,294,580
St Louis Cnty MO Indl Dev Auth Sr Living Facs Rev (Friendship Village of West County Proj.) Series 2018A, 5.125% 9/1/2049	2,665,000	2,632,530
		11,863,406
Housing - 0.1%
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	420,000	421,809
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2021C, 3.25% 11/1/2052	2,480,000	2,449,646
		2,871,455
Transportation - 0.1%
St Louis MO Arpt Rev Series 2019C, 5% 7/1/2033	2,390,000	2,530,425
St Louis MO Arpt Rev Series 2019C, 5% 7/1/2034	1,750,000	1,848,168
		4,378,593
Water & Sewer - 0.0%
Kansas City MO Wtr Rev 4% 12/1/2042	1,200,000	1,166,401
TOTAL MISSOURI		20,279,855
Montana - 0.1%
Health Care - 0.1%
Montana Fac Fin Auth Health Facs Rev (Bozeman Health Proj.) Series 2021 A, 3% 6/1/2050	4,010,000	3,002,678
Housing - 0.0%
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	260,000	261,459
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series B 1, 4% 12/1/2048 (f)	15,000	14,993
		276,452
TOTAL MONTANA		3,279,130
Nebraska - 0.6%
Education - 0.1%
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2017, 4% 7/1/2034	830,000	836,494
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2017, 5% 7/1/2036	570,000	584,146
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2021 A, 3% 7/1/2051	1,795,000	1,251,804
		2,672,444
Electric Utilities - 0.0%
Nebraska Pub Pwr Dist Rev Series B, 5% 1/1/2037	2,050,000	2,074,515
Escrowed/Pre-Refunded - 0.0%
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2025 (Escrowed to Maturity) (f)	145,000	146,672
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2026 (Escrowed to Maturity) (f)	530,000	544,810
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2035 (Pre-refunded to 12/15/2026 at 100) (f)	745,000	765,818
		1,457,300
General Obligations - 0.4%
Central Plains Energy Proj NE Gas Proj Rev Series 2023 A 1, 5% tender 5/1/2054 (Bank of Montreal Guaranteed) (b)	15,135,000	15,792,617
Housing - 0.0%
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 B, 4% 9/1/2049 (f)	880,000	878,498
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 E, 3.75% 9/1/2049 (f)	765,000	761,996
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2020 A, 3.5% 9/1/2050	920,000	915,113
		2,555,607
Transportation - 0.1%
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2025 (f)	185,000	187,498
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2026 (f)	660,000	677,292
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2027 (f)	455,000	465,920
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2030 (f)	685,000	698,068
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2031 (f)	360,000	366,233
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2033 (f)	365,000	370,200
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2035 (f)	910,000	920,757
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2036 (f)	230,000	232,470
		3,918,438
TOTAL NEBRASKA		28,470,921
Nevada - 0.6%
General Obligations - 0.5%
Clark Cnty NV School Dist Series 2020 B, 3% 6/15/2039	3,710,000	3,139,764
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2042	18,815,000	15,305,449
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2043	1,270,000	1,017,461
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2039	6,265,000	5,423,246
		24,885,920
Housing - 0.0%
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019B, 4% 10/1/2049	610,000	612,218
Special Tax - 0.1%
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2040	1,000,000	1,016,840
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2045	2,605,000	2,604,476
		3,621,316
TOTAL NEVADA		29,119,454
New Hampshire - 1.0%
Health Care - 0.7%
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 3% 8/15/2051 (Assured Guaranty Municipal Corp Insured)	3,855,000	2,918,610
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2028	895,000	938,395
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2029	855,000	889,882
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2030	850,000	882,626
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2033	2,900,000	3,003,714
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2034	4,415,000	4,563,748
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2035	4,635,000	4,780,318
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2036	4,870,000	5,013,454
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2037	4,290,000	4,404,990
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 4% 10/1/2038	2,010,000	1,849,963
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2025	1,740,000	1,754,109
		30,999,809
Housing - 0.3%
National Fin Auth NH Hosp Rev (Lihtc 2020-1 Us Proj.) Series 1 Class A, 4.125% 1/20/2034	5,646,324	5,628,833
National Fin Auth NH Hosp Rev (Lihtc 2023-2 Us Proj.) Series 2 Class A, 3.875% 1/20/2038	10,393,499	9,817,130
		15,445,963
TOTAL NEW HAMPSHIRE		46,445,772
New Jersey - 6.7%
Education - 1.0%
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2028 (Assured Guaranty Municipal Corp Insured)	860,000	877,855
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2030 (Assured Guaranty Municipal Corp Insured)	2,105,000	2,143,199
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2032 (Assured Guaranty Municipal Corp Insured)	1,035,000	1,052,120
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2033 (Assured Guaranty Municipal Corp Insured)	1,075,000	1,091,442
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2049 (Build America Mutual Assurance Co Insured)	3,185,000	3,287,147
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2010-1 Proj.) 5% 12/1/2026 (f)	830,000	849,185
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2025 (f)	3,495,000	3,535,732
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2026 (f)	1,035,000	1,058,923
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2031 (f)	2,475,000	2,610,512
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2032 (f)	2,475,000	2,601,059
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2033 (f)	2,400,000	2,511,725
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2030 (f)	3,420,000	3,593,962
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2031 (f)	4,610,000	4,862,408
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2032 (f)	11,000,000	11,560,262
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2031	1,740,000	1,770,540
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2032	1,985,000	2,018,626
		45,424,697
General Obligations - 4.5%
Englewood NJ Gen. Oblig. Series 2021, 2% 2/1/2031	1,670,000	1,448,995
Lyndhurst Twp NJ Sch Dist 2% 9/1/2034 (Assured Guaranty Municipal Corp Insured)	1,000,000	791,640
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 LLL, 5% 6/15/2044	2,680,000	2,734,611
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2046	8,255,000	7,456,538
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2040	8,915,000	9,187,760
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5.25% 6/15/2027	6,525,000	6,548,448
New Jersey St Gen. Oblig. 2% 6/1/2030	3,745,000	3,397,906
New Jersey St Gen. Oblig. 2% 6/1/2032	3,155,000	2,716,824
New Jersey St Gen. Oblig. 2% 6/1/2036	1,775,000	1,366,053
New Jersey St Gen. Oblig. 5% 6/1/2029	3,685,000	3,983,809
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (g)	9,485,000	8,694,513
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (National Public Finance Guarantee Corporation Insured) (g)	1,200,000	982,337
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (Assured Guaranty Municipal Corp Insured) (g)	7,625,000	5,536,323
New Jersey Trans Trust Fund Auth 0% 12/15/2034 (g)	2,220,000	1,537,466
New Jersey Trans Trust Fund Auth 0% 12/15/2038 (g)	1,500,000	835,362
New Jersey Trans Trust Fund Auth 4% 6/15/2035	1,500,000	1,493,567
New Jersey Trans Trust Fund Auth 4% 6/15/2040	1,680,000	1,593,156
New Jersey Trans Trust Fund Auth 4% 6/15/2045	7,950,000	7,256,584
New Jersey Trans Trust Fund Auth 4% 6/15/2050	4,865,000	4,371,493
New Jersey Trans Trust Fund Auth 5% 12/15/2033	680,000	720,281
New Jersey Trans Trust Fund Auth 5% 6/15/2032	6,845,000	7,511,702
New Jersey Trans Trust Fund Auth 5% 6/15/2032	5,810,000	6,307,161
New Jersey Trans Trust Fund Auth 5% 6/15/2033	2,980,000	3,212,288
New Jersey Trans Trust Fund Auth 5% 6/15/2033	1,635,000	1,762,447
New Jersey Trans Trust Fund Auth 5% 6/15/2034	1,060,000	1,138,796
New Jersey Trans Trust Fund Auth 5% 6/15/2035	490,000	521,660
New Jersey Trans Trust Fund Auth 5% 6/15/2039	3,000,000	3,138,004
New Jersey Trans Trust Fund Auth 5% 6/15/2040	17,550,000	18,757,235
New Jersey Trans Trust Fund Auth 5% 6/15/2042	4,130,000	4,344,860
New Jersey Trans Trust Fund Auth 5% 6/15/2043	7,000,000	7,326,886
New Jersey Trans Trust Fund Auth 5% 6/15/2044	1,695,000	1,765,881
New Jersey Trans Trust Fund Auth 5% 6/15/2045	6,580,000	6,825,831
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	7,170,000	7,507,736
New Jersey Trans Trust Fund Auth 5.25% 6/15/2055	15,110,000	15,768,441
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2039	5,030,000	4,836,008
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2040	5,410,000	5,130,343
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2042	7,290,000	6,743,444
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2032	8,500,000	9,330,816
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2034	7,460,000	8,107,666
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2036	2,215,000	2,383,355
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2037	4,235,000	4,527,907
		199,602,133
Health Care - 0.1%
New Jersey Econom Dev Auth Rev (Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% (e)	910,000	708,936
New Jersey Economic Dev Auth Rev (White Horse HMT Urban Renewal LLC Proj.) 5% (c)(e)	1,000,000	651,346
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 4% 7/1/2048	2,400,000	2,062,846
New Jersey Health Care (Univ of Penn Health Systems Proj.) 5% 7/1/2028	300,000	306,746
New Jersey Health Care (Univ of Penn Health Systems Proj.) 5% 7/1/2030	830,000	846,489
New Jersey Health Care (Univ of Penn Health Systems Proj.) Series 2016A, 5% 7/1/2027	620,000	634,307
		5,210,670
Tobacco Bonds - 0.0%
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	1,485,000	1,450,959
Transportation - 1.1%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2027	2,250,000	2,298,859
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2029	1,865,000	1,901,077
New Jersey Turnpike Authority 4% 1/1/2035	2,295,000	2,402,746
New Jersey Turnpike Authority 4.25% 1/1/2043	1,680,000	1,675,660
New Jersey Turnpike Authority 4.5% 1/1/2048	20,000,000	20,087,987
New Jersey Turnpike Authority 5% 1/1/2033	4,585,000	5,125,644
New Jersey Turnpike Authority 5% 1/1/2034	2,750,000	3,094,131
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2042	4,305,000	4,616,600
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2043	4,525,000	4,836,044
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 4.625% 11/1/2047	3,500,000	3,423,330
		49,462,078
TOTAL NEW JERSEY		301,150,537
New Jersey,New York - 0.1%
Transportation - 0.1%
Port Auth NY & NJ Series 238, 5% 7/15/2038 (f)	2,085,000	2,183,370
Port Auth NY & NJ Series 238, 5% 7/15/2039 (f)	1,275,000	1,325,329
Port Auth NY & NJ Series 238, 5% 7/15/2040 (f)	1,120,000	1,162,444
		4,671,143
TOTAL NEW JERSEY,NEW YORK		4,671,143
New Mexico - 0.4%
General Obligations - 0.4%
New Mexico Mun Energy Acquisition Auth Gas Supply Rev 5% tender 6/1/2054 (Royal Bank of Canada Guaranteed) (b)	16,500,000	17,431,369
Health Care - 0.0%
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2034	275,000	280,085
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2039	205,000	205,291
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2044	215,000	210,925
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2049	425,000	405,684
		1,101,985
Housing - 0.0%
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2019 D, 3.75% 1/1/2050	960,000	960,860
TOTAL NEW MEXICO		19,494,214
New York - 9.4%
Education - 0.3%
Hempstead Town NY Local Dev Corp Rev (Hofstra Univ, NY Proj.) Series 2021 A, 3% 7/1/2051	3,310,000	2,324,831
New York St Dorm Auth Revs Non St Supportd Debt (Fordham University Proj.) Series 2017, 4% 7/1/2033	1,035,000	1,044,292
New York St Dorm Auth Revs Non St Supportd Debt (Fordham University Proj.) Series 2017, 4% 7/1/2034	1,035,000	1,043,320
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2037	785,000	808,393
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2042	2,210,000	2,223,923
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2050	5,710,000	5,616,868
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2018, 5% 1/1/2043	830,000	820,516
		13,882,143
Electric Utilities - 0.0%
Long Island Pwr Auth NY Elec Series 2024B, 3% tender 9/1/2049 (b)	1,750,000	1,699,442
General Obligations - 0.1%
New York NY City Edl Constr Fd (City of New York NY Proj.) Series 2021 B, 5% 4/1/2046	5,215,000	5,413,128
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2015 S 2, 5% 7/15/2035	1,465,000	1,472,310
		6,885,438
Health Care - 0.1%
New York St Dorm Auth Revs Non St Supportd Debt (Garnet Hlth Med Ctr Proj.) 5% 12/1/2025 (e)	1,200,000	1,202,024
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2033 (Assured Guaranty Municipal Corp Insured)	1,200,000	1,203,688
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 5% 12/1/2031 (Assured Guaranty Municipal Corp Insured)	1,500,000	1,582,743
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 4.625% 11/1/2031 (e)	570,000	532,169
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.375% 11/1/2054 (e)	1,150,000	951,293
		5,471,917
Housing - 0.1%
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 J, 3.05% 11/1/2049	1,925,000	1,418,297
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 F 1, 2.4% 11/1/2046	2,680,000	1,759,318
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 221, 3.5% 10/1/2032 (f)	485,000	482,084
		3,659,699
Industrial Development - 0.6%
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2056	26,320,000	26,131,786
Special Tax - 4.7%
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 5/1/2049	5,650,000	5,891,048
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024D SUB D 1, 5% 11/1/2031	8,000,000	8,869,670
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024D SUB D 1, 5% 11/1/2033	8,000,000	8,975,890
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2049	3,810,000	3,962,948
New York NY City Transitional Fin Auth Rev Series FISCAL 2024A SUB A 1, 5% 5/1/2042	4,870,000	5,134,610
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2041	26,245,000	28,085,911
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2050	10,395,000	10,847,856
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2031	13,575,000	15,126,290
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2036	4,980,000	5,631,013
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2038	5,295,000	5,854,345
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 3% 3/15/2050	3,275,000	2,400,236
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 3% 2/15/2049	7,555,000	5,566,877
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2029	8,000,000	8,617,515
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2030	5,235,000	5,706,967
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2031	10,470,000	11,522,062
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2032	13,090,000	14,546,947
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2033	3,410,000	3,818,724
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2034	3,055,000	3,434,740
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 5% 3/15/2042	2,000,000	2,080,690
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 E, 3% 3/15/2050	4,230,000	3,018,716
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2044	23,965,000	22,484,388
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2045	18,000,000	16,712,647
NY Mta Dedicated Tax Fund Series 2024 B 1, 5% 11/15/2052	6,195,000	6,444,438
		204,734,528
Transportation - 3.2%
Metropolitan Transn Auth NY Rv 4% 11/15/2046	39,325,000	35,137,521
Metropolitan Transn Auth NY Rv 4% 11/15/2047	2,710,000	2,405,984
Metropolitan Transn Auth NY Rv Series 2020 A 1, 4% 11/15/2051	3,550,000	3,105,188
Metropolitan Transn Auth NY Rv Series 2020 A 1, 4% 11/15/2052	3,855,000	3,354,828
Metropolitan Transn Auth NY Rv Series 2024A, 5% 11/15/2034	27,955,000	30,755,974
Metropolitan Transn Auth NY Rv Series 2024A, 5% 11/15/2035	4,000,000	4,362,473
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2032 (f)	2,755,000	2,904,551
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2033 (f)	4,270,000	4,480,645
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2034 (f)	4,665,000	4,870,361
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2035 (f)	2,330,000	2,420,549
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2036 (f)	1,590,000	1,642,848
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2037 (f)	4,240,000	4,355,511
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2038 (f)	10,300,000	10,526,901
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2039 (f)	7,875,000	8,005,419
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2040 (f)	6,665,000	6,762,685
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2041 (f)	6,060,000	6,114,490
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2042 (f)	3,030,000	3,039,405
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 5.5% 12/31/2054 (f)	3,510,000	3,650,535
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 5% 7/1/2041 (f)	3,560,000	3,560,452
		141,456,320
Water & Sewer - 0.3%
New York NY Cty Muni Wtr Fin Auth Series 2020 GG1, 5% 6/15/2048	3,500,000	3,604,306
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2022 EE, 5% 6/15/2045	11,240,000	11,756,987
		15,361,293
TOTAL NEW YORK		419,282,566
North Carolina - 0.6%
General Obligations - 0.1%
Charlotte NC Ctfs Partn (Charlotte NC Proj.) Series 2019A, 5% 6/1/2044	4,000,000	4,132,377
Charlotte NC Ctfs Partn (Charlotte NC Proj.) Series 2019A, 5% 6/1/2046	2,120,000	2,177,806
		6,310,183
Health Care - 0.2%
North Carolina Med Care Commn Health Care Facs Rev (Lutheran Retirement Ministries of Alamance County NC Proj.) Series 2021 A, 4% 3/1/2041	1,050,000	951,211
North Carolina Med Care Commn Health Care Facs Rev (Lutheran Retirement Ministries of Alamance County NC Proj.) Series 2021 A, 4% 3/1/2051	2,075,000	1,700,998
North Carolina Med Care Commn Health Care Facs Rev (Unc Rex Healthcare Proj.) Series 2020 A, 3% 7/1/2045	3,445,000	2,753,036
		5,405,245
Transportation - 0.3%
Charlotte NC Arpt Rev Series A, 5% 7/1/2030	1,265,000	1,316,836
Charlotte NC Arpt Rev Series A, 5% 7/1/2033	1,040,000	1,073,217
Charlotte NC Arpt Rev Series A, 5% 7/1/2037	2,910,000	2,985,990
Charlotte NC Arpt Rev Series B, 5% 7/1/2025 (f)	85,000	85,392
Charlotte NC Arpt Rev Series B, 5% 7/1/2026 (f)	85,000	86,810
Charlotte NC Arpt Rev Series B, 5% 7/1/2027 (f)	160,000	165,806
Charlotte NC Arpt Rev Series B, 5% 7/1/2028 (f)	135,000	139,209
Charlotte NC Arpt Rev Series B, 5% 7/1/2029 (f)	195,000	200,752
Charlotte NC Arpt Rev Series B, 5% 7/1/2030 (f)	210,000	215,838
Charlotte NC Arpt Rev Series B, 5% 7/1/2031 (f)	395,000	405,389
Charlotte NC Arpt Rev Series B, 5% 7/1/2032 (f)	420,000	430,432
Charlotte NC Arpt Rev Series B, 5% 7/1/2033 (f)	440,000	450,220
Charlotte NC Arpt Rev Series B, 5% 7/1/2034 (f)	460,000	469,930
Charlotte NC Arpt Rev Series B, 5% 7/1/2035 (f)	315,000	321,249
Charlotte NC Arpt Rev Series B, 5% 7/1/2036 (f)	255,000	259,622
Charlotte NC Arpt Rev Series B, 5% 7/1/2037 (f)	300,000	304,916
Charlotte NC Arpt Rev Series B, 5% 7/1/2042 (f)	975,000	983,172
Charlotte NC Arpt Rev Series C, 4% 7/1/2032	1,190,000	1,196,448
North Carolina St Grant Antic Rev Series 2021, 2% 3/1/2036	5,490,000	4,293,098
		15,384,326
TOTAL NORTH CAROLINA		27,099,754
North Dakota - 0.1%
Education - 0.1%
University North Dakota Ctfs Partn (University ND Univ Revs Proj.) Series 2021 A, 3% 6/1/2061 (Assured Guaranty Municipal Corp Insured)	5,480,000	3,692,274
Ohio - 3.4%
Education - 0.4%
Ohio St Higher Edl Fac Commn (Oberlin College, OH Proj.) Series A, 5.25% 10/1/2053	8,955,000	9,474,228
Ohio St Higher Edl Fac Commn (Xavier Univ, OH Proj.) 5% 5/1/2034	1,085,000	1,175,412
Ohio St Higher Edl Fac Commn (Xavier Univ, OH Proj.) 5% 5/1/2035	1,125,000	1,209,569
Ohio St Higher Edl Fac Commn (Xavier Univ, OH Proj.) 5% 5/1/2037	710,000	752,970
Ohio St Higher Edl Fac Commn (Xavier Univ, OH Proj.) 5% 5/1/2039	1,760,000	1,838,431
Ohio St Higher Edl Fac Commn (Xavier Univ, OH Proj.) 5.25% 5/1/2049	2,160,000	2,218,011
		16,668,621
General Obligations - 0.7%
Bowling Green OH City Sch Dist Series 2024 B, 4% 10/1/2044	4,130,000	3,830,882
Columbus OH City Sch Dist 5% 12/1/2029	1,740,000	1,780,105
Grandview Heights Ohio City Sch Dist 5% 12/1/2050 (j)	7,235,000	7,573,223
Lancaster Port Auth OH Gas Rev Series 2024 A, 5% tender 2/1/2055 (Royal Bank of Canada Guaranteed) (b)	10,170,000	10,720,932
State of Ohio Gen. Oblig. 5% 6/15/2042	7,500,000	8,120,946
		32,026,088
Health Care - 0.7%
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) 5.25% 11/15/2046	7,285,000	7,324,489
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 8/1/2025	2,475,000	2,491,339
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 8/1/2026	1,645,000	1,689,905
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5.25% 6/15/2043	3,470,000	3,062,423
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2020 A, 4% 8/1/2047	2,080,000	1,865,696
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2021 A, 4% 1/15/2046	5,600,000	5,281,454
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2029	1,815,000	1,833,623
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2019, 5% 2/15/2029	2,320,000	2,383,798
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2028	1,550,000	1,603,118
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2029	1,645,000	1,710,152
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2030	1,750,000	1,830,561
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2031	1,850,000	1,942,941
		33,019,499
Housing - 0.1%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	300,000	303,781
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	2,420,000	2,632,685
		2,936,466
Special Tax - 0.3%
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2046	4,700,000	4,811,833
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2051	6,900,000	7,018,003
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev Series 2019, 5% 12/1/2044	470,000	445,674
		12,275,510
Tobacco Bonds - 0.2%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 3% 6/1/2048	3,870,000	2,780,935
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2048	1,265,000	1,095,644
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2030	2,000,000	2,106,771
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2032	1,665,000	1,745,773
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2033	2,000,000	2,092,267
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2034	420,000	437,791
		10,259,181
Transportation - 1.0%
Columbus OH Regl Arpt Au Rev 5% 1/1/2032 (f)	4,695,000	5,024,625
Columbus OH Regl Arpt Au Rev 5% 1/1/2039 (f)	13,340,000	14,010,075
Columbus OH Regl Arpt Au Rev 5% 1/1/2040 (f)	7,600,000	7,933,656
Columbus OH Regl Arpt Au Rev 5.25% 1/1/2041 (f)	7,115,000	7,579,615
Columbus OH Regl Arpt Au Rev 5.25% 1/1/2045 (f)	1,470,000	1,533,738
Ohio St Tpk Commn Tpk Rev 5% 2/15/2032	4,930,000	5,469,857
Ohio St Tpk Commn Tpk Rev 5% 2/15/2038	1,155,000	1,256,102
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2042 (g)	2,150,000	973,792
Ohio St Tpk Commn Tpk Rev Series 2022A, 5% 2/15/2039	240,000	259,004
		44,040,464
TOTAL OHIO		151,225,829
Oklahoma - 0.2%
Education - 0.0%
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2044	1,915,000	1,850,675
Housing - 0.0%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	440,000	479,312
Special Tax - 0.2%
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2028	1,050,000	1,059,276
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2029	1,160,000	1,170,190
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2036	830,000	836,468
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2039	1,655,000	1,662,992
		4,728,926
TOTAL OKLAHOMA		7,058,913
Oregon - 1.0%
General Obligations - 0.1%
City of Lake Oswego OR Gen. Oblig. 2.7% 6/1/2037	1,850,000	1,531,444
City of Lake Oswego OR Gen. Oblig. 2.75% 6/1/2038	1,960,000	1,592,160
Multnomah Cnty OR Sch Dist No 1 Portland Series 2020 B, 3% 6/15/2036 (Oregon St Guaranteed)	1,525,000	1,376,048
		4,499,652
Health Care - 0.2%
Oregon Hlth Sciences Univ Rev Series 2021 A, 3% 7/1/2051	8,100,000	5,668,932
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2019 A, 3% 5/15/2049	5,975,000	4,454,563
		10,123,495
Housing - 0.1%
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 2.65% 7/1/2039	1,065,000	840,097
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 4% 7/1/2050	3,680,000	3,691,130
		4,531,227
Transportation - 0.6%
Port of Portland Arpt Rev 5% 7/1/2041 (f)	12,420,000	12,801,607
Port of Portland Arpt Rev 5% 7/1/2045 (f)	2,980,000	3,018,212
Port of Portland Arpt Rev 5% 7/1/2052 (f)	10,500,000	10,646,018
		26,465,837
TOTAL OREGON		45,620,211
Pennsylvania - 6.9%
Education - 0.2%
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 3.5% (c)(i)	1,200,000	576,000
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4% (c)(i)	2,450,000	1,176,000
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4.25% (c)(i)	2,730,000	1,310,400
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2028	415,000	420,287
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2032	1,040,000	1,048,824
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2017, 5% 5/1/2035	1,025,000	1,038,128
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2017, 5% 5/1/2037	1,295,000	1,306,950
		6,876,589
Electric Utilities - 0.2%
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5.25% 8/1/2054 (Assured Guaranty Municipal Corp Insured)	4,745,000	5,054,253
Philadelphia PA Gas Wks Rev Series SIXTEENTH A, 4% 8/1/2045 (Assured Guaranty Municipal Corp Insured)	2,685,000	2,491,427
		7,545,680
Escrowed/Pre-Refunded - 0.0%
Philadelphia PA Sch Dist Series F, 5% 9/1/2030 (Pre-refunded to 9/1/2026 at 100)	20,000	20,608
General Obligations - 1.7%
Pennsylvania St Gen. Oblig. 5% 9/1/2032	10,000,000	11,215,560
Philadelphia PA Sch Dist 4% 9/1/2035	5,215,000	5,181,084
Philadelphia PA Sch Dist 5% 9/1/2027	8,020,000	8,214,605
Philadelphia PA Sch Dist 5% 9/1/2028	11,600,000	11,879,852
Philadelphia PA Sch Dist 5% 9/1/2028	6,705,000	6,866,759
Philadelphia PA Sch Dist 5% 9/1/2029	7,540,000	7,713,482
Philadelphia PA Sch Dist 5% 9/1/2033	2,540,000	2,677,230
Philadelphia PA Sch Dist 5% 9/1/2033 (Assured Guaranty Municipal Corp Insured)	2,480,000	2,628,522
Philadelphia PA Sch Dist 5% 9/1/2034	7,225,000	7,596,895
Philadelphia PA Sch Dist 5% 9/1/2036	1,575,000	1,634,364
Philadelphia PA Sch Dist 5% 9/1/2037	910,000	942,956
Philadelphia PA Sch Dist 5% 9/1/2038	1,450,000	1,497,308
Philadelphia PA Sch Dist Series B, 5% 9/1/2043	2,115,000	2,156,468
Philadelphia PA Sch Dist Series F, 5% 9/1/2030	5,625,000	5,745,014
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2015A, 5% 6/1/2026	1,055,000	1,058,341
		77,008,440
Health Care - 1.7%
Bucks Cnty PA Ida Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021, 3% 8/15/2053 (Assured Guaranty Municipal Corp Insured)	8,240,000	6,041,878
Dauphin Cnty PA Gen Auth Hlth Sys Rev (UPMC Proj.) Series 2016 A, 5% 6/1/2028	885,000	901,381
Dauphin Cnty PA Gen Auth Hlth Sys Rev (UPMC Proj.) Series 2016 A, 5% 6/1/2029	970,000	986,676
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 4% 7/15/2033	2,070,000	1,948,383
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 4% 7/15/2035	2,135,000	1,966,368
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 4% 7/15/2037	4,140,000	3,738,979
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2025	330,000	331,228
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2026	1,035,000	1,053,111
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2027	1,745,000	1,755,783
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2028	1,285,000	1,288,909
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2029	1,385,000	1,386,465
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2030	1,815,000	1,812,628
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2031	1,240,000	1,230,770
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2032	1,305,000	1,280,233
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2034	1,405,000	1,358,912
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2036	4,150,000	3,988,882
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2038	4,990,000	4,773,689
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) Series 2020, 4% 7/15/2045	2,900,000	2,345,780
Lancaster Cnty PA Hosp Aut Rev (Penn State Hlth System Proj.) Series 2021, 5% 11/1/2051	2,120,000	2,133,968
Monroe Cnty PA Hosp Auth Rev (Thomas Jefferson Univ-Abiington Proj.) 5% 7/1/2026	830,000	846,143
Monroe Cnty PA Hosp Auth Rev (Thomas Jefferson Univ-Abiington Proj.) 5% 7/1/2027	830,000	848,177
Monroe Cnty PA Hosp Auth Rev (Thomas Jefferson Univ-Abiington Proj.) 5% 7/1/2028	830,000	846,435
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2028	1,255,000	1,230,187
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2029	2,150,000	2,090,674
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2036	6,790,000	6,187,855
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2040	4,700,000	4,078,094
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2025	865,000	865,107
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2027	415,000	414,973
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2031	3,790,000	3,619,990
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2016 A, 5% 8/15/2036	615,000	621,816
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2018A, 4% 8/15/2048	10,545,000	9,578,671
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 5% 7/1/2038	1,625,000	1,692,742
Union Cnty PA Hosp Auth Hosp Rev (Wellspan Health Group Proj.) 5% 8/1/2043	4,605,000	4,660,391
		77,905,278
Transportation - 2.5%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 4% 1/1/2038 (f)	2,545,000	2,431,426
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 4% 1/1/2039 (f)	3,075,000	2,909,031
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 4% 1/1/2040 (f)	10,000,000	9,321,814
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 4% 1/1/2041 (f)	10,000,000	9,197,744
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2029 (f)	4,185,000	4,382,077
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2030 (f)	4,000,000	4,221,894
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2031 (f)	3,000,000	3,186,857
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2032 (f)	4,000,000	4,222,423
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2051 (f)	20,480,000	20,538,012
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2056 (f)	12,420,000	12,422,038
Pennsylvania Turnpike Commission 5% 12/1/2044	5,765,000	6,130,419
Pennsylvania Turnpike Commission 5% 12/1/2045	3,850,000	4,072,543
Pennsylvania Turnpike Commission 5% 12/1/2047	2,610,000	2,749,973
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2038	6,680,000	7,162,074
Pennsylvania Turnpike Commission Series FIRST 2024, 5% 12/1/2039	2,850,000	3,093,488
Philadelphia PA Airport Rev 5% 7/1/2025	830,000	834,181
Philadelphia PA Airport Rev 5% 7/1/2026 (f)	2,485,000	2,540,694
Philadelphia PA Airport Rev 5% 7/1/2026	830,000	851,794
Philadelphia PA Airport Rev 5% 7/1/2027 (f)	2,070,000	2,145,113
Philadelphia PA Airport Rev 5% 7/1/2027	660,000	690,527
Philadelphia PA Airport Rev 5% 7/1/2028 (f)	2,485,000	2,561,932
Philadelphia PA Airport Rev 5% 7/1/2029 (f)	1,860,000	1,910,810
Philadelphia PA Airport Rev 5% 7/1/2032 (f)	2,485,000	2,541,334
Philadelphia PA Airport Rev 5% 7/1/2034 (f)	3,310,000	3,374,308
		113,492,506
Water & Sewer - 0.6%
Capital Region Wtr PA Wtr Rev 5% 7/15/2027	830,000	867,091
Capital Region Wtr PA Wtr Rev 5% 7/15/2029	1,290,000	1,366,387
Capital Region Wtr PA Wtr Rev 5% 7/15/2032	830,000	872,206
Philadelphia PA Wtr & Wastewtr Series 2018 A, 5% 10/1/2035	4,190,000	4,394,443
Philadelphia PA Wtr & Wastewtr Series 2018 A, 5% 10/1/2036	6,210,000	6,499,870
Philadelphia PA Wtr & Wastewtr Series 2018 A, 5% 10/1/2048	6,000,000	6,122,447
Philadelphia PA Wtr & Wastewtr Series 2023B, 5.5% 9/1/2053 (Assured Guaranty Municipal Corp Insured)	4,210,000	4,520,457
Pittsburgh PA Wtr & Swr Auth Series 2019 A, 5% 9/1/2039 (Assured Guaranty Municipal Corp Insured)	2,315,000	2,417,944
Pittsburgh PA Wtr & Swr Auth Series 2019 A, 5% 9/1/2044 (Assured Guaranty Municipal Corp Insured)	775,000	799,752
		27,860,597
TOTAL PENNSYLVANIA		310,709,698
Puerto Rico - 1.2%
General Obligations - 0.7%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (g)	16,678,786	11,427,851
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2033	11,630,913	11,387,762
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2035	4,213,000	4,024,580
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	1,360,000	1,408,143
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	3,902,632	4,180,535
		32,428,871
Special Tax - 0.2%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2031 (g)	9,290,000	7,271,577
Water & Sewer - 0.3%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2020A, 5% 7/1/2035 (e)	3,435,000	3,527,383
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 4% 7/1/2042 (e)	1,085,000	973,783
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2033 (e)	1,580,000	1,636,292
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (e)	4,785,000	4,911,483
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 4% 7/1/2042 (e)	3,700,000	3,348,854
		14,397,795
TOTAL PUERTO RICO		54,098,243
Rhode Island - 0.9%
Education - 0.7%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2038	1,650,000	1,779,717
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2043	3,120,000	3,268,651
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2044	3,170,000	3,313,727
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2048	7,135,000	7,405,496
Rhode Island St Student Ln 3.5% 12/1/2034 (f)	1,200,000	1,121,851
Rhode Island St Student Ln 5% 12/1/2025 (f)	1,000,000	1,011,654
Rhode Island St Student Ln Series 2021 A, 5% 12/1/2028 (f)	1,480,000	1,535,721
Rhode Island St Student Ln Series 2023 A, 5% 12/1/2031 (f)	4,830,000	5,080,044
Rhode Island St Student Ln Series 2024 A, 5% 12/1/2030 (f)	1,900,000	1,979,030
Rhode Island St Student Ln Series 2024 A, 5% 12/1/2031 (f)	1,960,000	2,057,968
		28,553,859
General Obligations - 0.1%
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2034 (Build America Mutual Assurance Co Insured)	750,000	836,679
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2035 (Build America Mutual Assurance Co Insured)	1,050,000	1,165,989
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5.25% 5/15/2041 (Build America Mutual Assurance Co Insured)	1,675,000	1,808,203
		3,810,871
Health Care - 0.1%
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2031	655,000	656,874
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2036	5,810,000	5,747,181
		6,404,055
Housing - 0.0%
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	685,000	686,978
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 75 A, 2.05% 10/1/2036	2,000,000	1,508,005
		2,194,983
TOTAL RHODE ISLAND		40,963,768
South Carolina - 1.8%
Electric Utilities - 1.2%
South Carolina St Svc Auth Rev 5% 12/1/2046	4,275,000	4,438,632
South Carolina St Svc Auth Rev 5% 12/1/2047	3,500,000	3,624,103
South Carolina St Svc Auth Rev 5% 12/1/2048	3,750,000	3,877,101
South Carolina St Svc Auth Rev 5% 12/1/2050	3,045,000	3,147,650
South Carolina St Svc Auth Rev 5% 12/1/2055	7,650,000	7,817,720
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2029	2,485,000	2,529,719
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2038	250,000	252,083
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2036	3,400,000	3,729,342
South Carolina St Svc Auth Rev Series 2024 A, 5.25% 12/1/2049	2,330,000	2,458,532
South Carolina St Svc Auth Rev Series 2024 A, 5.5% 12/1/2054	3,220,000	3,445,018
South Carolina St Svc Auth Rev Series 2024B, 4.125% 12/1/2044	800,000	748,807
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2034	4,000,000	4,457,195
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2046	1,190,000	1,233,757
South Carolina St Svc Auth Rev Series 2024B, 5.25% 12/1/2054	8,780,000	9,168,033
South Carolina St Svc Auth Rev Series B, 5% 12/1/2031	910,000	928,985
		51,856,677
Health Care - 0.3%
South Carolina Jobs-Economic Dev Auth Hosp Rev (St Joseph Candler Health Proj.) 5% 7/1/2032	1,010,000	1,057,173
South Carolina Jobs-Economic Dev Auth Hosp Rev (St Joseph Candler Health Proj.) 5% 7/1/2033	4,200,000	4,387,483
Spartanburg Cnty SC Regl Health Svcs Hosp Rev 4% 4/15/2048	10,815,000	9,884,277
		15,328,933
Housing - 0.1%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	1,135,000	1,140,973
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	1,485,000	1,614,201
		2,755,174
Transportation - 0.2%
Charleston Cnty SC Arpt Dist Series 2019, 5% 7/1/2043	2,085,000	2,144,009
Charleston Cnty SC Arpt Dist Series 2024A, 5.25% 7/1/2044 (f)	900,000	941,259
Charleston Cnty SC Arpt Dist Series 2024A, 5.25% 7/1/2049 (f)	3,140,000	3,256,692
Charleston Cnty SC Arpt Dist Series 2024A, 5.25% 7/1/2054 (f)	4,275,000	4,418,423
		10,760,383
TOTAL SOUTH CAROLINA		80,701,167
South Dakota - 0.1%
Health Care - 0.1%
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2026	250,000	256,098
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2028	250,000	260,749
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2029	470,000	489,096
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2031	540,000	558,913
South Dakota St Hlth & Edl Fac (Regional Health Inc Proj.) Series 2020 A, 3% 9/1/2045	3,355,000	2,581,800
		4,146,656
TOTAL SOUTH DAKOTA		4,146,656
Tennessee - 0.5%
Health Care - 0.3%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 4% 8/1/2044	2,200,000	2,018,726
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2031	1,000,000	1,062,801
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2033	1,250,000	1,316,703
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 2, 5% 8/1/2035	765,000	799,677
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Vanderbilt Hospital, TN Proj.) Series 2024A, 5% 7/1/2034	5,690,000	6,356,560
		11,554,467
Housing - 0.1%
Tennessee Housing Development Agency Series 2019 3, 2.6% 7/1/2039	415,000	324,639
Tennessee Housing Development Agency Series 2019 3, 2.8% 7/1/2044	505,000	379,592
Tennessee Housing Development Agency Series 2019 4, 2.9% 7/1/2039	300,000	247,856
Tennessee Hsg Dev Agy Residential Fin Prog Rev (TN Gnrl Res Finance Prog 1/29/2013 Proj.) 5% 1/1/2053	4,180,000	4,296,203
Tennessee Hsg Dev Agy Series 2015A, 3.5% 7/1/2045	845,000	842,910
		6,091,200
Transportation - 0.1%
Metro Nashville Arpt Auth Rev Series 2015 B, 4% 7/1/2025 (f)	1,755,000	1,758,415
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2054 (f)	4,580,000	4,588,944
		6,347,359
TOTAL TENNESSEE		23,993,026
Texas - 5.1%
Education - 0.4%
Board of Regents of the University of Texas System Series 2019 A, 5% 8/15/2029	1,850,000	2,010,002
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) 5% 4/1/2027	595,000	603,351
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2029	375,000	390,698
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2030	580,000	602,600
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2031	520,000	538,847
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2039	1,030,000	1,052,556
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2040	830,000	846,905
Texas St Univ Sys Fing Rev Series 2017 A, 5% 3/15/2029	3,530,000	3,660,290
University Houston TX Univ Rev Series 2017 A, 5% 2/15/2036	2,485,000	2,518,493
University North Tex Univ Rev Series 2017 A, 5% 4/15/2032	1,740,000	1,796,474
University TX Perm Univ Fd Series 2016 B, 5% 7/1/2029	1,685,000	1,725,726
		15,745,942
Electric Utilities - 0.0%
Lower Colorado River Authority Series 2015D, 5% 5/15/2028	1,820,000	1,824,299
Escrowed/Pre-Refunded - 0.0%
Central TX Regl Mobility Auth Rev Series A, 5% 1/1/2031 (Pre-refunded to 7/1/2025 at 100)	395,000	397,103
General Obligations - 1.4%
Bexar Cnty TX Gen. Oblig. Series 2016, 3% 6/15/2041	2,805,000	2,301,523
Brazos Cnty Tex Gen. Oblig. 1.75% 9/1/2034	1,380,000	1,051,204
Brazos Cnty Tex Gen. Oblig. 1.875% 9/1/2035	700,000	525,032
Bryan TX (Bryan Tex Proj.) Gen. Oblig. 2.125% 8/15/2034	1,150,000	944,315
Cedar Park TX Gen. Oblig. 1.625% 2/15/2035	1,615,000	1,199,914
City of Coppell TX Gen. Oblig. Series 2020, 1.375% 2/1/2034	1,395,000	1,048,500
City of Waco TX Gen. Oblig. 2% 2/1/2034	3,395,000	2,778,532
City of Waco TX Gen. Oblig. 2.375% 2/1/2038	1,035,000	807,412
Comal Tex Indpt Sch Dist 3% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	4,155,000	3,742,012
County of Collin TX Gen. Oblig. Series 2022, 4% 2/15/2039	1,800,000	1,765,610
Dallas TX Gen. Oblig. Series 2024C, 5% 2/15/2036	9,885,000	10,907,180
Dallas TX Gen. Oblig. Series 2024C, 5% 2/15/2037	2,790,000	3,058,849
Dallas TX Isd 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	5,220,000	5,698,526
Fort Bend Grand Parkway Toll Road Authority (Fort Bend County TX Proj.) Series 2021, 3% 3/1/2046	2,400,000	1,865,338
Fort Worth Tex Indpt Sch Dist Series 2019 A, 2.375% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	825,000	717,400
Harris Cnty TX Gen. Oblig. 0% 8/15/2025 (National Public Finance Guarantee Corporation Insured) (g)	2,485,000	2,455,826
Harris Cnty TX Gen. Oblig. 0% 8/15/2028 (National Public Finance Guarantee Corporation Insured) (g)	4,140,000	3,698,583
Houston TX Gen. Oblig. 5% 3/1/2032	1,635,000	1,680,843
Lamar TX Isd Series 2021, 3% 2/15/2056 (Permanent Sch Fund of Texas Guaranteed)	2,800,000	1,986,170
Mansfield TX Gen. Oblig. 2.25% 2/15/2035	1,385,000	1,165,017
Prosper Tex Indpt Sch Dist 3% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	3,000,000	2,560,514
Round Rock TX Indpt Sch Dist Series 2016, 3% 8/1/2041 (Permanent Sch Fund of Texas Guaranteed)	1,055,000	867,012
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023B, 5.5% tender 1/1/2054 (BP PLC Guaranteed) (b)	1,980,000	2,172,874
Texas State Gen. Oblig. 5% 8/1/2034 (f)	3,185,000	3,388,567
Waller TX Indpt Sch Dist Series 2020, 3% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,850,000	1,627,507
Weatherford Tex Indpt Sch Dist 0% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed) (g)	5,785,000	4,351,620
		64,365,880
Health Care - 0.2%
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Childrens Hospital, TX Proj.) Series 2015 1, 5% 10/1/2029	1,115,000	1,123,807
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2028	390,000	396,341
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2030	1,570,000	1,592,828
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2032	830,000	840,631
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2037	930,000	935,973
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2027	625,000	652,146
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2029	1,655,000	1,717,342
		7,259,068
Housing - 0.4%
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	6,305,000	6,863,583
Texas St Dept Hsg & Cmnty Affairs Multifamily Hsg Rev Series 2019, 2.95% 7/1/2036	4,230,956	3,625,592
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) 3.5% 3/1/2051	2,435,000	2,418,804
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2019 A, 4% 3/1/2050	2,480,000	2,494,148
		15,402,127
Transportation - 2.2%
Austin Tex Airport Sys 5% 11/15/2026 (f)	830,000	831,187
Austin Tex Airport Sys 5% 11/15/2027 (f)	1,035,000	1,036,780
Austin Tex Airport Sys 5% 11/15/2028 (f)	1,240,000	1,242,067
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2028 (f)	830,000	845,702
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2030 (f)	1,275,000	1,296,290
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2032 (f)	1,005,000	1,019,603
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2035 (f)	1,035,000	1,046,770
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2036 (f)	1,385,000	1,399,130
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2037 (f)	1,165,000	1,175,579
Central TX Regl Mobility Auth Rev Series A, 5% 1/1/2028	1,075,000	1,080,003
City of Houston TX Airport System Revenue Series 2018 A, 5% 7/1/2041 (f)	1,000,000	1,013,157
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2029 (f)	1,655,000	1,723,805
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2030 (f)	1,765,000	1,834,650
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2031 (f)	1,240,000	1,286,282
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2032 (f)	1,450,000	1,501,095
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2038	2,655,000	2,736,962
Grand Parkway Transportation Corp Series 2020 C, 4% 10/1/2049	3,100,000	2,771,261
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2024 A, 5.25% 8/15/2049	4,875,000	5,190,356
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2026 (f)	830,000	837,580
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2027 (f)	1,780,000	1,792,964
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2028 (f)	2,755,000	2,772,528
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2029 (f)	1,655,000	1,664,651
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2032 (f)	3,055,000	3,069,192
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2025 (f)	830,000	838,541
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2026 (f)	830,000	850,276
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2027 (f)	830,000	848,080
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2028 (f)	1,450,000	1,476,882
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2029 (f)	1,035,000	1,053,035
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2030 (f)	830,000	843,583
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2031 (f)	1,840,000	1,868,214
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2032 (f)	2,135,000	2,165,426
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2033 (f)	830,000	840,886
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2034 (f)	830,000	839,759
North TX Twy Auth Rev 0% 1/1/2035 (Assured Guaranty Inc Insured) (g)	15,250,000	10,380,025
North TX Twy Auth Rev 3% 1/1/2051	16,575,000	11,755,790
North TX Twy Auth Rev 5% 1/1/2030	350,000	354,535
North TX Twy Auth Rev 5% 1/1/2031	830,000	840,356
North TX Twy Auth Rev 5% 1/1/2031	495,000	501,084
North TX Twy Auth Rev 5% 1/1/2033	975,000	998,416
North TX Twy Auth Rev 5% 1/1/2034	2,485,000	2,792,160
North TX Twy Auth Rev 5% 1/1/2034	1,240,000	1,267,536
North TX Twy Auth Rev 5% 1/1/2035	1,820,000	1,857,838
North TX Twy Auth Rev 5% 1/1/2036	1,035,000	1,043,824
North TX Twy Auth Rev 5% 1/1/2037	1,405,000	1,430,173
North TX Twy Auth Rev Series 2024A, 5% 1/1/2041	4,275,000	4,578,150
North TX Twy Auth Rev Series 2024A, 5.25% 1/1/2042	1,395,000	1,512,706
North TX Twy Auth Rev Series 2024B, 5% 1/1/2035	6,165,000	6,823,233
		96,928,102
Water & Sewer - 0.5%
Dallas TX Wtrwks & Swr Sys Rev 5% 10/1/2042	3,645,000	3,888,529
Dallas TX Wtrwks & Swr Sys Rev Series 2020 C, 4% 10/1/2035	1,000,000	1,014,232
Dallas TX Wtrwks & Swr Sys Rev Series 2020 C, 4% 10/1/2039	5,000,000	4,915,230
Dallas TX Wtrwks & Swr Sys Rev Series 2020 C, 4% 10/1/2040	2,000,000	1,960,122
Houston TX Util Sys Rev 5% 11/15/2033	2,000,000	2,162,040
Houston TX Util Sys Rev 5% 11/15/2034	2,500,000	2,691,432
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2037	1,650,000	1,781,059
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2041	1,060,000	1,111,522
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2044	1,605,000	1,665,919
Texas Wtr Dev Brd 3% 8/1/2039	1,165,000	1,008,624
Texas Wtr Dev Brd Series 2021, 2.5% 10/15/2039	3,000,000	2,343,099
		24,541,808
TOTAL TEXAS		226,464,329
Utah - 1.1%
General Obligations - 0.0%
Weber Sch Dist Utah 2.25% 6/15/2034	1,230,000	1,017,621
Health Care - 0.1%
Utah Cnty Utah Hosp Rev (IHC Health Services Inc Proj.) Series 2020 A, 5% 5/15/2043	5,500,000	5,676,818
Housing - 0.0%
Utah Hsg Corp Series 2021E(G2), 2% 4/21/2051	780,807	629,669
Special Tax - 0.0%
Mida Mountain Village Public Infrastructure District Series 2024 2, 6% 6/15/2054 (e)	1,500,000	1,547,723
Transportation - 1.0%
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2025 (f)	1,655,000	1,662,084
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2027 (f)	3,500,000	3,619,309
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2029 (f)	3,090,000	3,180,472
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2030 (f)	2,275,000	2,338,244
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2031 (f)	4,345,000	4,459,278
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2033 (f)	3,310,000	3,386,879
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2035 (f)	3,310,000	3,375,663
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2036 (f)	4,470,000	4,551,028
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2037 (f)	3,520,000	3,576,928
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2031 (f)	2,000,000	2,074,649
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2032 (f)	4,310,000	4,461,876
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2033 (f)	1,420,000	1,466,779
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2041 (f)	2,000,000	2,113,928
		40,267,117
TOTAL UTAH		49,138,948
Vermont - 0.2%
Education - 0.2%
Vermont Edl & Hlth Bldgs Fin Agy (Champlain College Proj.) 5% 10/15/2041	3,810,000	3,446,290
Vermont Edl & Hlth Bldgs Fin Agy (Champlain College Proj.) 5% 10/15/2046	4,720,000	4,112,363
Vermont St Stud Assit Corp Series 2019 A, 5% 6/15/2028 (f)	1,430,000	1,470,816
		9,029,469
TOTAL VERMONT		9,029,469
Virginia - 0.4%
General Obligations - 0.1%
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) 5% 5/15/2032	725,000	754,612
Virginia St Pub Bldg Auth Pub (Virginia St Proj.) Series 2019A, 4% 8/1/2036	4,505,000	4,540,701
		5,295,313
Health Care - 0.3%
Fredericksburg VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) 5% 6/15/2030	1,035,000	1,037,311
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2021, 3% 1/1/2051	3,000,000	2,145,233
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 3% 6/15/2029	525,000	510,034
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 4% 6/15/2037	595,000	556,699
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2027	1,240,000	1,264,682
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2030	540,000	549,256
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2033	350,000	355,187
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2034	665,000	674,263
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2035	1,820,000	1,844,035
Winchester Economic Development Authority (Valley Health Proj.) 5% 1/1/2034	1,240,000	1,250,220
Winchester Economic Development Authority (Valley Health Proj.) 5% 1/1/2035	1,240,000	1,249,482
Winchester Economic Development Authority (Valley Health Proj.) 5% 1/1/2044	830,000	831,618
		12,268,020
TOTAL VIRGINIA		17,563,333
Washington - 2.8%
Education - 0.3%
Washington St Higher Ed Facs (Gonzaga University Proj.) Series 2019 A, 3% 4/1/2049	5,005,000	3,701,622
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2027	1,770,000	1,790,025
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2028	1,825,000	1,843,386
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2016 A, 5% 10/1/2035	1,880,000	1,881,088
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2016 A, 5% 10/1/2036	2,845,000	2,832,096
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2019, 4% 10/1/2049	3,515,000	2,793,148
		14,841,365
General Obligations - 1.3%
State of Washington Gen. Oblig. Series 2020A, 5% 8/1/2033	1,260,000	1,347,154
State of Washington Gen. Oblig. Series 2021 C, 5% 2/1/2044	270,000	281,385
State of Washington Gen. Oblig. Series 2023A, 5% 8/1/2037	33,745,000	36,772,426
State of Washington Gen. Oblig. Series R 2017A, 5% 8/1/2030	1,685,000	1,727,207
State of Washington Gen. Oblig. Series R 2022 D, 4% 7/1/2035	1,800,000	1,848,270
State of Washington Gen. Oblig. Series R 2022 D, 4% 7/1/2036	5,735,000	5,855,909
State of Washington Gen. Oblig. Series R 2022 D, 4% 7/1/2037	4,000,000	4,049,121
State of Washington Gen. Oblig. Series R 2022C, 4% 7/1/2035	4,200,000	4,312,631
		56,194,103
Health Care - 0.4%
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 4% 7/1/2028 (e)	100,000	97,824
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 5% 7/1/2033 (e)	125,000	125,125
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 5% 7/1/2038 (e)	100,000	97,319
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 5% 7/1/2048 (e)	400,000	358,952
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2038	1,000,000	1,036,102
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2033	2,000,000	2,106,725
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2025	675,000	676,444
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2027	1,285,000	1,317,389
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2028	1,570,000	1,612,052
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2029	615,000	629,420
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2030	735,000	750,931
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2031	1,120,000	1,142,266
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2032	1,655,000	1,685,003
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2033	2,345,000	2,382,991
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2034	540,000	547,822
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2042	4,685,000	4,656,070
		19,222,435
Special Tax - 0.6%
Washington St Convention Ctr Pub Facs Dist Series 2021 B, 3% 7/1/2058 (Assured Guaranty Municipal Corp Insured)	12,930,000	9,090,356
Washington St Convention Ctr Pub Facs Dist Series 2021, 3% 7/1/2043	865,000	665,723
Washington St Convention Ctr Pub Facs Dist Series 2021, 4% 7/1/2031	17,595,000	17,594,029
		27,350,108
Transportation - 0.2%
Port Seattle WA Rev Series 2019, 4% 4/1/2044 (f)	2,525,000	2,282,786
Port Seattle WA Rev Series B, 5% 10/1/2028 (f)	2,900,000	2,947,391
Port Seattle WA Rev Series B, 5% 10/1/2030 (f)	1,655,000	1,680,086
		6,910,263
TOTAL WASHINGTON		124,518,274
West Virginia - 0.1%
Electric Utilities - 0.0%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2015A, 3.375% tender 3/1/2040 (b)	1,380,000	1,368,913
Health Care - 0.1%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2031	1,355,000	1,399,759
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2032	1,120,000	1,154,391
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	1,490,000	1,485,316
		4,039,466
Housing - 0.0%
West Virginia St Hsg Dev Fd Series 2018 A, 3.45% 11/1/2033	1,250,000	1,192,415
TOTAL WEST VIRGINIA		6,600,794
Wisconsin - 1.3%
Education - 0.0%
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 5% 4/1/2040 (e)	720,000	716,563
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 5% 4/1/2050 (e)	520,000	494,765
		1,211,328
Escrowed/Pre-Refunded - 0.0%
Public Fin Auth WI Revenue Series 2020, 5% 4/1/2040 (Pre-refunded to 4/1/2030 at 100) (e)	30,000	32,429
General Obligations - 0.3%
Howard Suamico WI Scd 2% 3/1/2038	1,780,000	1,297,092
Kohler Wis Sch Dist 2% 3/1/2039	1,230,000	845,014
Westosha Cent High Sch Dist Wis 1.625% 3/1/2032	1,010,000	833,406
Westosha Cent High Sch Dist Wis 2% 3/1/2035	1,000,000	782,120
Westosha Cent High Sch Dist Wis 2% 3/1/2036	1,005,000	764,080
Wisconsin Rapids School District Series 2021, 1.7% 4/1/2032	1,600,000	1,305,190
Wisconsin Rapids School District Series 2021, 2% 4/1/2038	2,100,000	1,455,581
Wisconsin St Gen. Oblig. Series 2025 1, 5% 5/1/2034	2,025,000	2,309,831
		9,592,314
Health Care - 0.7%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 3% 6/1/2045	9,350,000	7,081,396
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 4% 6/1/2045	2,095,000	1,942,516
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 5% 6/1/2029	820,000	864,469
Public Fin Auth WI Hosp Rev (WakeMed Proj.) 5% 10/1/2044	1,660,000	1,683,524
Public Fin Auth WI Revenue (Bayhealth Medical Center Inc Proj.) Series 2021 A, 3% 7/1/2050	2,640,000	1,924,105
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2043 (e)	945,000	924,990
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2048 (e)	1,055,000	1,005,365
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5% 5/15/2025 (e)	700,000	699,989
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5% 5/15/2028 (e)	1,095,000	1,104,575
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2037 (e)	415,000	416,852
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 5% 1/1/2035	1,210,000	1,263,030
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 5% 1/1/2040	540,000	554,280
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2013 B 2, 4% 11/15/2043	3,890,000	3,556,189
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Proj.) 5% 2/15/2028	1,965,000	1,990,081
Wisconsin Health & Educational Facilities Authority (Medical College of WI Inc Proj.) Series 2016, 4% 12/1/2046	4,350,000	4,015,359
Wisconsin Health & Educational Facilities Authority (St Camillus Health System Proj.) Series 2019A, 5% 11/1/2046	540,000	500,870
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 4.5% 2/15/2054 (Build America Mutual Assurance Co Insured)	1,755,000	1,700,186
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 5.5% 2/15/2054	1,875,000	1,987,916
		33,215,692
Industrial Development - 0.3%
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 A, 4.5% 6/1/2056 (e)	14,095,000	10,519,325
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 B, 6.5% 6/1/2056 (e)	4,700,000	3,815,538
		14,334,863
TOTAL WISCONSIN		58,386,626
TOTAL MUNICIPAL SECURITIES (Cost $4,496,400,814)		4,351,448,086

Money Market Funds - 2.2%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (k)(l) (Cost $99,425,508)	3.33	99,406,144	99,426,025

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $4,595,826,322)	4,450,874,111
NET OTHER ASSETS (LIABILITIES) - 0.7%	31,961,345
NET ASSETS - 100.0%	4,482,835,456

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Non-income producing - Security is in default.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $67,030,071 or 1.5% of net assets.

(f)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Level 3 security
(j)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	129,589,257	262,741,689	292,904,921	1,064,205	-	-	99,426,025	99,406,144	2.7%
Total	129,589,257	262,741,689	292,904,921	1,064,205	-	-	99,426,025

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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